                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

Investment Company Act file number  333-123257

                            MARKET VECTORS ETF TRUST
               (Exact name of registrant as specified in charter)

                     335 Madison Avenue, New York, NY 10017
               (Address of principal executive offices) (Zip code)

                         Van Eck Associates Corporation
                     335 MADISON AVENUE, NEW YORK, NY 10017
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 293-2000

Date of fiscal year end:  DECEMBER 31, 2009

Date of reporting period: DECEMBER 31, 2009

ITEM 1. REPORT TO SHAREHOLDERS.

The information contained in the enclosed shareholder letters represent the opinions of Van Eck Global and may differ from those of other persons. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. The information contained herein regarding each index has been provided by the relevant index providers.

Also, unless otherwise specifically noted, any discussion of the Funds’ holdings, the Funds’ performance, and the views of Van Eck Global are as of December 31, 2009.

MARKET VECTORS INTERNATIONAL/SPECIALTY ETFs

Dear Shareholder:

This annual report for the international and specialty equity funds of the Market Vectors ETF Trust (the “Trust”) covers a period of recovery for the equity markets. As market sentiment shifted, most of the major U.S. and international equity indices ended the year overall with the best gains seen since 2003, even if still significantly down from the 2007 peak.

As conditions shifted markedly within the financial markets during the twelve months ended December 31, 2009, the Trust continued to enhance its array of exchange-traded funds. During the annual period, five new equity investment opportunities in the Market Vectors ETF family commenced operations—Brazil Small-Cap ETF, Indonesia Index ETF, Junior Gold Miners ETF, Poland ETF and Vietnam ETF. Meanwhile, during this annual period, many of the existing Market Vectors ETF Trust equity funds continued to make headlines given the unique targeted investment opportunities they offer.

Each of the Market Vectors ETF Trust international and specialty equity funds in operation for the full year generated positive returns for the annual period. Of the five international and specialty equity funds of the Trust in operation for the complete annual period, three outpaced either the broad U.S. equity market, as measured by the S&P® 500 Index1, and/or the broad international equity market, as measured by the MSCI EAFE Index2. Two of the international and specialty equity funds of the Trust lagged these indices, but still produced solid gains. Three of the four new equity funds—Brazil Small-Cap ETF, Indonesia Index ETF, Poland ETF and Vietnam ETF—advanced for the period from their respective commencement dates through December 31, 2009.

Since the first ETF within the Market Vectors ETF Trust was introduced in May 2006, total assets under management in the eighteen equity funds of the Trust grew to more than $12.1 billion as of December 31, 2009. Clearly, our shareholders recognize that the market continues to be filled with new investment opportunity, even as economic indicators remain mixed.

The continued enthusiasm for ETFs in general, and for Market Vectors ETFs in particular, further demonstrates the persistent interest on the part of individual investors and financial professionals alike. These products have enabled investors of all types to find new and exciting sector allocation solutions as well as innovative ways to trade, hedge or invest in specialized segments of the market that have remained largely untapped to date.

On the following pages, you will find a brief review of each of the international and specialty equity funds of the Trust as well as their performance for this period. You will, of course, also find the financial statements and portfolio information for each.

I thank you for your participation in the Market Vectors ETF Trust. Please contact us at 1.888.MKT.VCTR or visit vaneck.com/etf if you have any questions.

We value your ongoing confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
Trustee and President
Market Vectors ETF Trust
Van Eck Global

January 29, 2010

All indices listed are unmanaged indices and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made.

[1]	S&P® 500 Index consists of 500 widely held common stocks covering industrial, utility, financial and transportation sectors.
[2]	MSCI EAFE Index is an unmanaged capitalization-weighted index containing approximately 1,100 equity securities of companies located in Europe, Australasia and the Far East.

AFRICA INDEX ETF (TICKER: AFK)

Market Vectors Africa Index ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Dow Jones Africa Titans 50 IndexSM1 (DJAFKT). As of December 31, 2009, DJAFKT represented 50 publicly traded companies.

Fund Review

For the twelve-month reporting period, the Fund increased 31.15%, while DJAFKT advanced 34.48%.2 The Fund had a net asset value of $21.64 per share on December 31, 2008 and ended the period with a net asset value of $28.15 per share on December 31, 2009.

Africa’s equity markets generated strong returns during the reporting period, as investors sought to capture the growth potential of the region. With a focus on domestic-based economic models, the region as a whole experienced an average 6% economic growth rate since 2004. Other fundamentals remained attractive as well. Africa contains almost 40% of the world’s total gold reserves. The region also contains soft commodities, like tea, cocoa and agriculture products. Importantly, African nations have favorable global trade pacts, which help pay for the building of its infrastructure and telecommunications systems. Further, many countries in the region are becoming more politically stable. Among the Fund’s ten largest holdings as of December 31, 2009, seven generated positive returns, with Tullow Oil and Old Mutual producing robust triple-digit gains. Orascom Construction Industries and Commercial International Bank also outpaced DJAFKT, each with strong double-digit returns. Nigerian Breweries, Mobile Telecommunications and Attijariwafa Bank produced solid positive returns but lagged DJAFKT. Of the Fund’s ten largest holdings at December 31, First Bank of Nigeria, Zenith Bank and Maroc Telecom lost ground during the reporting period. [The percentage of the Fund’s net assets allocated to the above mentioned holdings as of December 31: Tullow Oil, 6.70%; Old Mutual, 3.86%; Orascom Construction Industries, 5.09%; Commercial Int’l Bank, 3.43%; Nigerian Breweries, 3.51%; Mobile Telecommunications, 3.87%; Attijariwafa Bank, 3.40%; First Bank of Nigeria, 3.57%; Zenith Bank, 3.01%; and Maroc Telecom, 3.76%.]

The Fund is subject to a high degree of risk, including those associated with less reliable financial information, higher costs, taxation, decreased liquidity, less stringent reporting, and foreign currency risks. Special risks particular to African investments include expropriation, political instability, economic impacts of armed conflict, civil war and severe social instability, less developed capital markets, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, politically controlled access to trading markets, unsettled securities laws, and trade barriers. Investors should be willing to accept a high degree of volatility and the potential of

AFRICA INDEX ETF

significant loss. The Fund may loan its securities, which may subject it to additional credit and counterparty risk.

All Fund assets referenced are Total Net Assets as of December 31, 2009.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The Dow Jones Africa Titans 50 IndexSM, licensed for use by Van Eck Associates Corporation, is calculated by Dow Jones Indexes. Dow Jones®, Titans and Dow Jones Africa Titans 50 Index are service marks of Dow Jones & Company, Inc. The Fund is not sponsored, endorsed, sold or promoted by Dow Jones Indexes, and Dow Jones Indexes makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[1]

The Dow Jones Africa Titans 50 IndexSM (DJAFK) is a rules-based, modified capitalization weighted, float-adjusted index comprised of publicly traded companies that are headquartered in Africa or that generate the majority of their revenues in Africa.

[2]

The Fund is passively managed and may not hold each DJAFK component in the same weighting as DJAFK and is subject to certain expenses that DJAFK is not. The Fund thus may not exactly replicate the performance of DJAFK.

Geographical Weightings*
(unaudited)

Sector Weightings**
(unaudited)

*   Percentage of net assets.
** Percentage of investments.
Portfolio is subject to change.

AFRICA INDEX ETF

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(unaudited)

Africa Index ETF (AFK)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for AFK is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	July 14, 2008* through December 31, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days

Greater than or Equal to 5.0%	8	2.2%
Greater than or Equal to 4.5% And Less Than 5.0%	5	1.3%
Greater than or Equal to 4.0% And Less Than 4.5%	10	2.7%
Greater than or Equal to 3.5% And Less Than 4.0%	7	1.9%
Greater than or Equal to 3.0% And Less Than 3.5%	25	6.7%
Greater than or Equal to 2.5% And Less Than 3.0%	29	7.8%
Greater than or Equal to 2.0% And Less Than 2.5%	51	13.7%
Greater than or Equal to 1.5% And Less Than 2.0%	53	14.2%
Greater than or Equal to 1.0% And Less Than 1.5%	46	12.4%
Greater than or Equal to 0.5% And Less Than 1.0%	44	11.8%
Greater than or Equal to 0.0% And Less Than 0.5%	40	10.8%
Greater than or Equal to -0.5% And Less Than 0.0%	19	5.1%
Greater than or Equal to -1.0% And Less Than -0.5%	13	3.5%
Greater than or Equal to -1.5% And Less Than -1.0%	12	3.2%
Greater than or Equal to -2.0% And Less Than -1.5%	5	1.3%
Greater than or Equal to -2.5% And Less Than -2.0%	3	0.8%
Greater than or Equal to -3.0% And Less Than -2.5%	1	0.3%
Greater than or Equal to -3.5% And Less Than -3.0%	1	0.3%
Greater than or Equal to -4.0% And Less Than -3.5%	0	0.0%
Greater than or Equal to -4.5% And Less Than -4.0%	0	0.0%
Greater than or Equal to -5.0% And Less Than -4.5%	0	0.0%
Less Than -5.0%	0	0.0%

	372	100.0%

* First day of secondary market trading.

AFK PERFORMANCE RECORD
12/31/09 (unaudited)

	Total Return
	Share Price	NAV	DJAFKT

One Year	34.98%	31.15%	34.48%
Life* (annualized)	(20.16)%	(20.64)%	(18.53)%
Life* (cumulative)	(28.29)%	(28.92)%	(26.12)%

* since 7/10/08

Gross Expense Ratio 1.43% / Net Expense Ratio 0.84%
The Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.83% of average daily net assets per year at least until May 1, 2010.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (7/10/08) to the first day of secondary market trading in shares of the Fund (7/14/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

AFRICA INDEX ETF

PERFORMANCE COMPARISON
(unaudited)

This graph compares a hypothetical $10,000 investment in the Market Vectors Africa Index ETF (AFK) at commencement with a similar investment in the Dow Jones Africa Titans 50 IndexSM (DJAFKT).

Average Total Return 12/31/09	1 Year	Life[1]

AFK (NAV)	31.15%	(20.64)%

AFK (Share Price)[2]	34.98%	(20.16)%

DJAFKT	34.48%	(18.53)%

[1]	Commencement date for the Market Vectors Africa Index ETF was 7/10/08.

[2]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (7/10/08) to the first day of secondary market trading in shares of the Fund (7/14/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Dow Jones Africa Titans 50 IndexSM, licensed for use by Van Eck Associates Corporation, is calculated by Dow Jones Indexes. Dow Jones®, Titans and Dow Jones Africa Titans 50 Index are service marks of Dow Jones & Company, Inc. The Fund is not sponsored, endorsed, sold or promoted by Dow Jones Indexes, and Dow Jones Indexes makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Dow Jones Africa Titans 50 IndexSM (DJAFKT) is a rules-based, modified capitalization-weighted, float-adjusted index comprised of publicly traded companies that are headquartered in Africa or that generate the majority of their revenues in Africa.

BRAZIL SMALL-CAP ETF (TICKER: BRF)

Market Vectors Brazil Small-Cap ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Market Vectors Brazil Small-Cap Index1 (MVRIOTR). As of December 31, 2009, MVRIOTR represented 64 publicly traded companies.

Fund Review

For the period from the Fund’s commencement date through December 31, 2009 (the “reporting period”), the Fund increased 97.42%, while MVRIOTR rose 96.74%.2 The Fund commenced operations with a net asset value of $24.74 per share on May 12, 2009 and ended the period with a net asset value of $48.39 per share on December 31, 2009.

Brazil’s equity market generated impressive gains during the reporting period. Giving strength to its market, especially domestic-oriented small-cap companies as featured in the Fund, was the fact that retail sales have been sustained by the population’s improved spending power fostered by economic stability and steady growth over the past several years. Brazilian small-cap companies were also considered attractive to investors given the country’s young population, growing middle class, stable democracy, small reliance on exports and natural resource reserves that could make the nation self-sufficient. Each of the Fund’s ten largest holdings as of December 31, 2009 generated positive returns during the reporting period, with LLX Logistica, Sul America, MRV Engenharia e Participacoes, Lojas Renner and Diagnosticos da America each outpacing MVRIOTR with triple-digit gains. Porto Seguro, Gafisa, BR Malls Participacoes, Anhanguera Educacional Participacoes and Terna Participacoes each produced robust double-digit returns, but lagged MVRIOTR during the reporting period. [The percentage of the Fund’s net assets allocated to the above mentioned holdings as of December 31: LLX Logistica, 4.50%; Sul America, 4.79%, MRV Engenharia e Participacoes, 4.25%; Lojas Renner, 4.70%; Diagnosticos da America, 3.05%; Porto Seguro, 3.64%; Gafisa, 3.08%; BR Malls Participacoes, 3.05%; Anhanguera Educacional Participacoes, 2.99% and Terna Participacoes, 3.22%.]

The Fund is subject to elevated risks, including those associated with investments in derivatives and foreign securities. In particular, Brazilian investments are subject to elevated risks, which include, among others, actions taken by the Brazilian government, inflation, high interest rates, currency risk, less reliable financial information, higher transactional costs, taxation, political instability and other risks associated with foreign investments. In addition, companies with small capitalizations are subject to elevated risks, which include, among others, greater volatility, lower trading volume and less liquidity than larger companies. Investors should be willing to accept a high degree of volatility and the potential of significant loss. The Fund may loan its securities, which may subject it to additional credit and counterparty risk.

All Fund assets referenced are Total Net Assets as of December 31, 2009.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

Market Vectors Brazil Small-Cap Index (the “Index”) is the exclusive property of 4asset-management GmbH, which has contracted with Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) to maintain and calculate the Index. Standard & Poor’s® and S&P® are registered trademarks of The McGraw-Hill Companies, Inc. “Calculated by S&P Custom Indices” and its related stylized mark(s) are service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by 4asset-management GmbH. S&P shall have no liability for any errors or omissions in calculating the Index. The Fund is not sponsored, endorsed, sold or promoted by 4asset-management GmbH and 4asset-management GmbH makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[1]

The Market Vectors Brazil Small-Cap Index (MVRIOTR) is a rules-based, modified market capitalization-weighted, float-adjusted index comprised of publicly traded small-capitalization companies that are domiciled and primarily listed on an exchange in Brazil, or that generate at least 50% of their revenues in Brazil.

2

The Fund is passively managed and may not hold each MVRIO component in the same weighting as the MVRIOTR and is subject to certain expenses that MVRIOTR is not. The Fund thus may not exactly replicate the performance of MVRIOTR.

BRAZIL SMALL-CAP ETF

Sector Weightings*
(unaudited)

* Percentage of net assets.
Portfolio is subject to change.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(unaudited)

Brazil Small-Cap ETF (BRF)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for BRF is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	May 14, 2009* through December 31, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days

Greater than or Equal to 3.0%	5	3.1%
Greater than or Equal to 2.5% And Less Than 3.0%	16	9.9%
Greater than or Equal to 2.0% And Less Than 2.5%	16	9.9%
Greater than or Equal to 1.5% And Less Than 2.0%	24	14.9%
Greater than or Equal to 1.0% And Less Than 1.5%	21	13.0%
Greater than or Equal to 0.5% And Less Than 1.0%	37	23.0%
Greater than or Equal to 0.0% And Less Than 0.5%	26	16.1%
Greater than or Equal to -0.5% And Less Than 0.0%	8	5.0%
Greater than or Equal to -1.0% And Less Than -0.5%	5	3.1%
Greater than or Equal to -1.5% And Less Than -1.0%	3	1.9%
Greater than or Equal to -2.0% And Less Than -1.5%	0	0.0%
Greater than or Equal to -2.5% And Less Than -2.0%	0	0.0%
Greater than or Equal to -3.0% And Less Than -2.5%	0	0.0%
Less Than -3.0%	0	0.0%

	161	100.0%

* First day of secondary market trading.

BRAZIL SMALL-CAP ETF

BRF PERFORMANCE RECORD
12/31/09 (unaudited)

Total Return
	Share Price	NAV	MVRIOTR

Life since 5/12/09	101.55%	97.42%	96.74%

Gross Expense Ratio 0.71% / Net Expense Ratio 0.71%
The Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.73% of average daily net assets per year at least until May 1, 2010.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (5/12/09) to the first day of secondary market trading in shares of the Fund (5/14/09), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

PERFORMANCE COMPARISON
(unaudited)

This graph compares a hypothetical $10,000 investment in the Market Vectors Brazil Small-Cap ETF (BRF) at commencement with a similar investment in the Market Vectors Brazil Small-Cap Index (MVRIOTR).

Total Return 12/31/09	Life[1]

BRF (NAV)	97.42%

BRF (Share Price)[2]	101.55%

MVRIOTR	96.74%

[1]	Commencement date for the Market Vectors Brazil Small-Cap ETF was 5/12/09.

[2]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (5/12/09) to the first day of secondary market trading in shares of the Fund (5/14/09), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

BRAZIL SMALL-CAP ETF

PERFORMANCE COMPARISON
(continued)

Market Vectors Brazil Small-Cap Index (the “Index”) is the exclusive property of 4asset-management GmbH, which has contracted with Structured Solutions AG to maintain and calculate the Index. Structured Solutions AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards 4asset-management GmbH, Structured Solutions AG has no obligation to point out errors in the Index to third parties. Market Vectors Brazil Small-Cap ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by 4asset-management GmbH and 4asset-management GmbH makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Market Vectors Brazil Small-Cap Index (MVRIOTR) is a rules-based, modified market capitalization-weighted, float-adjusted index comprised of publicly traded small-capitalization companies that are domiciled and primarily listed on an exchange in Brazil, or that generate at least 50% of their revenues in Brazil.

GULF STATES INDEX ETF (TICKER: MES)

Market Vectors Gulf States Index ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Dow Jones GCC Titans 40 IndexSM1 (DJMEST). As of December 31, 2009, DJMEST represented 40 publicly traded companies.

Fund Review

For the twelve-month reporting period, the Fund gained 6.48%, while DJMEST increased 3.96%.2 The Fund had a net asset value of $18.05 per share on December 31, 2008 and ended the period with a net asset value of $19.04 on December 31, 2009.

Gulf-based companies generally produced positive returns but performance lagged the broad international equity market due to several factors. First, oil prices remained sharply lower in 2009 than they had been in the summer of 2008, which in turn shrank revenues for oil exporters. Second, the region experienced reduced tourism receipts. Third, tightening of international credit markets slowed investment and capital inflows, especially during the first half of the year. Finally, toward the end of the year, the region’s equity markets were affected by concerns about Dubai, one of the seven emirates of the United Arab Emirates. The city-state of Dubai precipitated a global equity market meltdown, though short-lived, when it called for a six month delay on any debt repayment from its Dubai World industrial conglomerate. The fear was that losses in the small emirate, which has drawn wealthy tourists from around the globe in the past decade, could imperil a nascent economic rebound. Investors in the Gulf States region were particularly worried, as Dubai World is a quasi-governmental entity, and so the possibility arose for a sovereign debt default by Dubai itself, whose total debts (including Dubai World) equal about $80 billion. According to The Wall Street Journal, what is most likely to happen is that Dubai’s neighbors will bail out Dubai, as surrounding countries do not want a sovereign debt default to ruin the reputation of the entire Gulf region. All that said, eight of the Fund’s ten largest holdings as of December 31, 2009 generated positive returns during the reporting period. In fact, shares of Emaar Properties, National Bank of Abu Dhabi, Qatar Telecom, Aldar Properties, Mobile Telecommunications, Qatar National Bank and DP World each enjoyed double-digit share price gains during the reporting period. National Bank of Kuwait produced a single-digit return, but also outpaced DJMEST. Shares of Commercial Bank of Kuwait and Kuwait Finance House lost ground. [The percentage of the Fund’s net assets allocated to the above mentioned holdings as of December 31: Emaar Properties, 6.54%; National Bank of Abu Dhabi, 3.88%; Qatar Telecom, 3.32%; Aldar Properties, 2.91%; Mobile Telecommunications, 7.82%; Qatar National Bank, 6.47%; DP World, 3.41%; National Bank of Kuwait, 8.09%; Commercial Bank of Kuwait, 4.25%; and Kuwait Finance House, 7.79%.]

GULF STATES INDEX ETF

The Fund is subject to a high degree of risk, including those associated with less reliable financial information, higher costs, taxation, decreased liquidity, less stringent reporting, and foreign currency risks. Special risks particular to Gulf investments include expropriation, political instability, economic impacts of armed conflict, civil war and severe social instability, less developed capital markets, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, politically controlled access to trading markets, unsettled securities laws, and trade barriers. Investors should be willing to accept a high degree of volatility and the potential of significant loss. The Fund may loan its securities, which may subject it to additional credit and counterparty risk.

All Fund assets referenced are Total Net Assets as of December 31, 2009.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The Dow Jones GCC Titans 40 IndexSM, licensed for use by Van Eck Associates Corporation, is calculated by Dow Jones Indexes. Dow Jones®, Titans and Dow Jones GCC Titans 40 Index are service marks of Dow Jones & Company, Inc. The Fund is not sponsored, endorsed, sold or promoted by Dow Jones Indexes, and Dow Jones Indexes makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[1]

The Dow Jones GCC Titans 40 IndexSM (DJMES) is a rules-based, modified capitalization weighted, float-adjusted index comprised of publicly traded companies that are headquartered in tradable GCC nations or that generate the majority of their revenues in these countries.

[2]

The Fund is passively managed and may not hold each DJMES component in the same weighting as DJMES and is subject to certain expenses that DJMES is not. The Fund thus may not exactly replicate the performance of DJMES.

Geographical Weightings*
 (unaudited)

Sector Weightings**
 (unaudited)

*   Percentage of net assets.
** Percentage of investments.
Portfolio is subject to change.

GULF STATES INDEX ETF

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(unaudited)

Gulf States Index ETF (MES)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for MES is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	July 24, 2008* through December 31, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days

Greater than or Equal to 5.0%	16	4.4%
Greater than or Equal to 4.5% And Less Than 5.0%	6	1.6%
Greater than or Equal to 4.0% And Less Than 4.5%	1	0.3%
Greater than or Equal to 3.5% And Less Than 4.0%	13	3.6%
Greater than or Equal to 3.0% And Less Than 3.5%	9	2.5%
Greater than or Equal to 2.5% And Less Than 3.0%	29	8.0%
Greater than or Equal to 2.0% And Less Than 2.5%	27	7.4%
Greater than or Equal to 1.5% And Less Than 2.0%	33	9.1%
Greater than or Equal to 1.0% And Less Than 1.5%	33	9.1%
Greater than or Equal to 0.5% And Less Than 1.0%	43	11.8%
Greater than or Equal to 0.0% And Less Than 0.5%	35	9.6%
Greater than or Equal to -0.5% And Less Than 0.0%	35	9.6%
Greater than or Equal to -1.0% And Less Than -0.5%	33	9.1%
Greater than or Equal to -1.5% And Less Than -1.0%	15	4.1%
Greater than or Equal to -2.0% And Less Than -1.5%	10	2.7%
Greater than or Equal to -2.5% And Less Than -2.0%	7	1.9%
Greater than or Equal to -3.0% And Less Than -2.5%	11	3.0%
Greater than or Equal to -3.5% And Less Than -3.0%	2	0.5%
Greater than or Equal to -4.0% And Less Than -3.5%	3	0.8%
Greater than or Equal to -4.5% And Less Than -4.0%	1	0.3%
Greater than or Equal to -5.0% And Less Than -4.5%	1	0.3%
Less Than -5.0%	1	0.3%

	364	100.0%

* First day of secondary market trading.

MES PERFORMANCE RECORD
12/31/09 (unaudited)

	Total Return
	Share Price	NAV	DJMEST

One Year	2.14%	6.48%	3.96%
Life* (annualized)	(39.05)%	(39.87)%	(39.98)%
Life* (cumulative)	(51.07)%	(52.02)%	(52.15)%

*since 7/22/08

Gross Expense Ratio 4.64% / Net Expense Ratio 0.99%
The Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.98% of average daily net assets per year at least until May 1, 2010.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (7/22/08) to the first day of secondary market trading in shares of the Fund (7/24/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

GULF STATES INDEX ETF

PERFORMANCE COMPARISON
(unaudited)

This graph compares a hypothetical $10,000 investment in the Market Vectors Gulf States Index ETF (MES) at commencement with a similar investment in the Dow Jones GCC Titans 40 IndexSM (DJMEST).

Average Total Return 12/31/09	1 Year	Life[1]

MES (NAV)	6.48%	(39.87)%

MES (Share Price)[2]	2.14%	(39.05)%

DJMEST	3.96%	(39.98)%

[1]	Commencement date for the Market Vectors Gulf States Index ETF was 7/22/08.

[2]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (7/22/08) to the first day of secondary market trading in shares of the Fund (7/24/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Dow Jones GCC Titans 40 IndexSM, licensed for use by Van Eck Associates Corporation, is calculated by Dow Jones Indexes. Dow Jones®, Titans and Dow Jones GCC Titans 40 Index are service marks of Dow Jones & Company, Inc. The Fund is not sponsored, endorsed, sold or promoted by Dow Jones Indexes, and Dow Jones Indexes makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Dow Jones Gulf States Titans 40 IndexSM (DJMEST) is a rules-based, modified capitalization-weighted, float-adjusted index comprised of publicly traded companies that are headquartered in countries belonging to the Gulf Cooperation Council (GCC) or that generate the majority of their revenues in these countries.

INDONESIA INDEX ETF (TICKER: IDX)

Market Vectors Indonesia Index ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Market Vectors Indonesia Index1 (MVINDOTR). As of December 31, 2009, MVINDOTR represented 27 publicly traded companies.

Fund Review

For the period from the Fund’s commencement date through December 31, 2009 (the “reporting period”), the Fund advanced 149.94%, while MVINDOTR rose 154.51%.2 The Fund commenced operations with a net asset value of $24.89 per share on January 15, 2009 and ended the period with a net asset value of $62.03 per share on December 31, 2009.

In operation for less than a year, the Fund was nevertheless one of the top-performing ETFs for 2009 as a whole. Indonesia has proven to be an emerging markets leader, as the country maintained its self-reliance amidst the global recession. Notably, Indonesia’s economy grew 4.2% in the third quarter of 2009 from a year earlier, bolstered by consumer confidence, increased domestic spending, a reform-minded government and a stable political climate. Further, unlike many other Asian countries, Indonesia’s economy was not fettered by the dip in global export demand. Indonesia’s equity market was also attractive to investors because of its young population and growing workforce in the next decade. As the world’s largest exporter of palm oil, Indonesia is widely anticipated to profit when the demand for the oil from India and China doubles as projected by 2014. Each of the Fund’s ten largest holdings as of December 31, 2009 generated robust gains during the reporting period. Bumi Resources, United Tractors, Indocement Tunggal Prakarsa, Astra International, Adaro Energy and Bank Mandiri each experienced triple-digit share price advances that outpaced MVINDOTR. Perusahaan Gas Negara, Bank Central Asia and Bank Rakyat Indonesia also generated triple-digit returns, but lagged MVINDOTR during the reporting period. With a strong double-digit gain, Telekomunikasi Indonesia was the laggard among the Fund’s ten largest holdings. [The percentage of the Fund’s net assets allocated to the above mentioned holdings as of December 31: Bumi Resources, 6.23%; United Tractors, 4.59%; Indocement Tunggal Prakarsa, 4.85%; Astra Int’l, 8.09%; Adaro Energy, 4.51%; Bank Mandiri, 4.99%; Perusahaan Gas Negara, 5.36%; Bank Central Asia, 7.07%; Bank Rakyat Indonesia, 5.69%; and Telekomunikasi Indonesia, 7.99%.]

The Fund is subject to elevated risks, including those associated with investments in foreign securities, in particular Indonesian issuers, which include, among others, expropriation, confiscatory taxation, political instability, armed conflict and social instability. Investors should be willing to accept a high degree of volatility and the potential of significant loss. The Fund may loan its securities, which may subject it to additional credit and counterparty risk.

All Fund assets referenced are Total Net Assets as of December 31, 2009.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The Market Vectors Indonesia Index (the “Index”) is the exclusive property of 4asset-management GmbH, which has contracted with Structured Solutions AG to maintain and calculate the Index. Structured Solutions AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards 4asset-management GmbH, Structured Solutions AG has no obligation to point out errors in the Index to third parties. Market Vectors Indonesia Index ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by 4asset-management GmbH and 4asset-management GmbH makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[1]

The Market Vectors Indonesia Index (MVINDOTR) is a rules-based, modified market capitalization-weighted, float-adjusted index comprised of publicly traded companies that are domiciled and primarily listed on an exchange in Indonesia or that generate at least 50% of their revenues in Indonesia.

[2]

The Fund is passively managed and may not hold each MVINDOTR component in the same weighting as the MVINDOTR and is subject to certain expenses that MVINDOTR is not. The Fund thus may not exactly replicate the performance of MVINDOTR.

INDONESIA INDEX ETF

Sector Weightings*
(unaudited)

* Percentage of investments.
Portfolio is subject to change.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(unaudited)

Indonesia Index ETF (IDX)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for INDO is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	January 20, 2009* through December 31, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days

Greater than or Equal to 3.0%	8	3.3%
Greater than or Equal to 2.5% And Less Than 3.0%	0	0.0%
Greater than or Equal to 2.0% And Less Than 2.5%	3	1.2%
Greater than or Equal to 1.5% And Less Than 2.0%	3	1.2%
Greater than or Equal to 1.0% And Less Than 1.5%	40	16.6%
Greater than or Equal to 0.5% And Less Than 1.0%	71	29.5%
Greater than or Equal to 0.0% And Less Than 0.5%	60	24.9%
Greater than or Equal to -0.5% And Less Than 0.0%	29	12.0%
Greater than or Equal to -1.0% And Less Than -0.5%	15	6.2%
Greater than or Equal to -1.5% And Less Than -1.0%	6	2.5%
Greater than or Equal to -2.0% And Less Than -1.5%	2	0.8%
Greater than or Equal to -2.5% And Less Than -2.0%	1	0.4%
Greater than or Equal to -3.0% And Less Than -2.5%	1	0.4%
Less Than -3.0%	2	0.8%

	241	100.0%

* First day of secondary market trading.

INDONESIA INDEX ETF

IDX PERFORMANCE RECORD
12/31/09 (unaudited)

	Total Return
	Share Price	NAV	MVINDOTR

Life since 1/15/09	150.50%	149.94%	154.51%

Gross Expense Ratio 0.72% / Net Expense Ratio 0.71%
The Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.71% of average daily net assets per year at least until May 1, 2010.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (1/15/09) to the first day of secondary market trading in shares of the Fund (1/20/09), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

PERFORMANCE COMPARISON
(unaudited)

This graph compares a hypothetical $10,000 investment in the Market Vectors Indonesia Index ETF (IDX) at commencement with a similar investment in the Market Vectors Indonesia Index (MVINDOTR).

Total Return 12/31/09	Life [1]

IDX (NAV)	149.94%

IDX (Share Price)[2]	150.50%

MVINDOTR	154.51%

[1]	Commencement date for the Market Vectors Indonesia Index ETF was 1/15/09.
[2]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (1/15/09) to the first day of secondary market trading in shares of the Fund (1/20/09), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

INDONESIA INDEX ETF

Market Vectors Indonesia Index (the “Index”) is the exclusive property of 4asset-management GmbH, which has contracted with Structured Solutions AG to maintain and calculate the Index. Structured Solutions AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards 4asset-management GmbH, Structured Solutions AG has no obligation to point out errors in the Index to third parties. Market Vectors Indonesia Index ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by 4asset-management GmbH and 4asset-management GmbH makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Market Vectors Indonesia Index (MVINDOTR) is a rules-based, modified market capitalization-weighted, float-adjusted index comprised of publicly traded companies that are domiciled and primarily listed on an exchange in Indonesia, or that generate at least 50% of their revenues in Indonesia.

POLAND ETF (TICKER: PLND)

Market Vectors Poland ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Market Vectors Poland Index1 (MVPLNDTR). As of December 31, 2009, MVPLNDTR represented 26 publicly traded companies.

The Fund is the nation’s first ETF focused exclusively on Poland, the largest and fastest growing economy in Central and Eastern Europe.

Fund Review

For the period from the Fund’s commencement date through December 31, 2009 (the “reporting period”), the Fund declined 2.55%, while MVPLNDTR fell 2.19%.2 The Fund commenced operations with a net asset value of $24.71 per share on November 24, 2009 and ended the period with a net asset value of $24.08 per share on December 31, 2009.

While Poland’s equity market fell in December, its prospects at the end of 2009 remained attractive over the longer term. The International Monetary Fund (IMF) stated in November 2009 that Poland’s “limited reliance on exports, flexible exchange rate and contained external and internal balances” enabled the country to be one of the few to avoid a recession in 2009. The IMF further estimated that Poland’s economy may expand 1.1% in 2009 and 1.9% in 2010. Also in November, the Organization for Economic Cooperation and Development (OECD) put its estimates even higher, expecting the Polish economy to grow 1.4% in 2009 and 2.5% in 2010. According to the OECD, the economy was aided by a sound banking sector, unleveraged private sector, tax cuts as well as other fiscal measures and infrastructure investments. While the Fund was only in operation for a little over a month, it should be noted that Poland’s equity market significantly outpaced both the broad U.S. and international equity markets for the year ended December 31, 2009. Three of the Fund’s ten largest holdings as of December 31, 2009 generated positive returns during the reporting period. These were Polski Koncern Naftowy Orlen, Bank Zachodni, and Globe Trade Centre. Jeronimo Martins lost ground but outpaced MVPLNDTR during the reporting period. Bank Pekao, Polskie Gornictwo Naftowe I Gazownictwo, KGHM Polska Miedz, Central European Distribution, Telekomunikacja Polska and PKO Bank Polski each experienced share price declines during the reporting period. [The percentage of the Fund’s net assets allocated to the above mentioned holdings as of December 31: Polski Koncern Naftowy Orlen, 6.31%; Bank Zachodni, 5.28%; and Globe Trade Centre, 4.77%; Jeronimo Martins, 4.60%; Bank Pekao, 7.29%; Polskie Gornictwo Naftowe I Gazownictwo, 5.58%; KGHM Polska Miedz, 6.74%; Central European Distribution, 4.62%; Telekomunikacja Polska, 6.17%; and PKO Bank Polski, 7.83%.]

POLAND ETF

The Fund is subject to a high degree of risk, including those associated with less reliable financial information, higher costs, taxation, decreased liquidity, less stringent reporting, and foreign currency risks. Special risks particular to Poland investments include expropriation, political instability and severe social instability, less developed capital markets, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations and unsettled securities laws. Investors should be willing to accept a high degree of volatility and the potential of significant loss. The Fund may loan its securities, which may subject it to additional credit and counterparty risk. Investors should be willing to accept a high degree of volatility and the potential of significant loss.

All Fund assets referenced are Total Net Assets as of December 31, 2009.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The Market Vectors Poland Index (the “Index”) is the exclusive property of 4asset-management GmbH, which has contracted with Structured Solutions AG to maintain and calculate the Index. Structured Solutions AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards 4asset-management GmbH, Structured Solutions AG has no obligation to point out errors in the Index to third parties. Market Vectors Poland ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by 4asset-management GmbH and 4asset-management GmbH makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[1]

Market Vectors Poland Index (MVPLNDTR) is a rules-based index intended to give investors a means of tracking the overall performance of companies that are domiciled and primarily listed in Poland, or that generate at least 50% of their revenues in Poland.

[2]

The Fund is passively managed and may not hold each MVPLNDTR component in the same weighting as the MVPLNDTR and is subject to certain expenses that MVPLNDTR is not. The Fund thus may not exactly replicate the performance of MVPLNDTR.

Sector Weightings*
(unaudited)

* Percentage of investments.
Portfolio is subject to change.

POLAND ETF

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(unaudited)

Poland ETF (PLND)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for PLND is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	November 25, 2009* through December 31, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days

Greater than or Equal to 3.0%	0	0.0%
Greater than or Equal to 2.5% And Less Than 3.0%	0	0.0%
Greater than or Equal to 2.0% And Less Than 2.5%	0	0.0%
Greater than or Equal to 1.5% And Less Than 2.0%	1	4.0%
Greater than or Equal to 1.0% And Less Than 1.5%	2	8.0%
Greater than or Equal to 0.5% And Less Than 1.0%	11	44.0%
Greater than or Equal to 0.0% And Less Than 0.5%	6	24.0%
Greater than or Equal to -0.5% And Less Than 0.0%	5	20.0%
Greater than or Equal to -1.0% And Less Than -0.5%	0	0.0%
Greater than or Equal to -1.5% And Less Than -1.0%	0	0.0%
Greater than or Equal to -2.0% And Less Than -1.5%	0	0.0%
Greater than or Equal to -2.5% And Less Than -2.0%	0	0.0%
Greater than or Equal to -3.0% And Less Than -2.5%	0	0.0%
Less Than -3.0%	0	0.0%

	25	100.0%

* First day of secondary market trading.

PLND PERFORMANCE RECORD
12/31/09 (unaudited)

	Total Return
	Share Price	NAV	MVPLNDTR

Life since 11/24/09	(1.98)%	(2.55)%	(2.19)%

Gross Expense Ratio 7.31% / Net Expense Ratio 0.76%
The Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.76% of average daily net assets per year at least until May 1, 2011.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (11/24/09) to the first day of secondary market trading in shares of the Fund (11/25/09), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

POLAND ETF

PERFORMANCE COMPARISON
(unaudited)

This graph compares a hypothetical $10,000 investment in the Market Vectors Poland ETF (PLND) at commencement with a similar investment in the Market Vectors Poland Index (MVPLNDTR).

Total Return 12/31/09	Life [1]

PLND (NAV)	(2.55)%

PLND (Share Price)[2]	(1.98)%

MVPLNDTR	(2.19)%

[1]	Commencement date for the Market Vectors Poland ETF was 11/24/09.
[2]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (11/24/09) to the first day of secondary market trading in shares of the Fund (11/25/09), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Market Vectors Poland Index (the “Index”) is the exclusive property of 4asset-management GmbH, which has contracted with Structured Solutions AG to maintain and calculate the Index. Structured Solutions AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards 4asset-management GmbH, Structured Solutions AG has no obligation to point out errors in the Index to third parties. Market Vectors Poland ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by 4asset-management GmbH and 4asset-management GmbH makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Market Vectors Poland Index (MVPLNDTR) is a rules-based index intended to give investors a means of tracking the overall performance of companies that are domiciled and primarily listed in Poland, or that generate at least 50% of their revenues in Poland.

RUSSIA ETF (TICKER: RSX)

Market Vectors Russia ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the DAXglobal® Russia+ Index1 (DXRPUS). As of December 31, 2009, the DXRPUS represented 36 publicly traded companies.

Fund Review

For the twelve-month reporting period, the Fund advanced 138.36%, while DXRPUS rose 136.69%.[2] The Fund had a net asset value of $13.06 per share on December 31, 2008 and ended the period with a net asset value of $31.05 on December 31, 2009.

The Russian equity market was a robust performer during 2009, making gains in large part off the rise in oil prices. Further, direct investment in Russia was up and its economy saw decent growth in the fourth quarter. It was widely anticipated toward the end of the year that independent ratings agency Standard & Poor’s might even upgrade Russia’s sovereign debt rating if the government demonstrates a greater commitment to economic reforms that could stimulate investment inflows. Given this backdrop, the Fund was one of the top-performing ETFs during 2009. Each of the Fund’s ten largest holdings as of December 31, 2009 experienced significant gains during the reporting period. Sberbank, Novatek and Gazprom Neft each generated triple-digit returns that outpaced DXRPUS, while Rosneft Oil, Norilsk Nickel and VTB Bank also produced triple-digit gains but modestly lagged DXRPUS. Mobil Telesystems, Lukoil, Gazprom and Surgutneftegaz generated strong double-digit positive returns. [The percentage of the Fund’s net assets allocated to the above mentioned holdings as of December 31: Sberbank, 8.53%; Novatek, 4.04%; Gazprom Neft, 4.16%; Rosneft Oil, 8.23%; Norilsk Nickel, 4.56%; VTB Bank, 4.68%; Mobil Telesystems, 3.97%; Lukoil, 8.25%; Gazprom, 8.86%; and Surgutneftegaz, 6.19%.]

The Fund is subject to various risks including those associated with making investments in Russian companies such as the absence of developed legal structures, national policies, expropriation, potentially greater price volatility in, significantly smaller capitalization of, and relative illiquidity of the Russian market. The Fund may loan its securities, which may subject it to additional credit and counterparty risk.

All Fund assets referenced are Total Net Assets as of December 31, 2009.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The DAXglobal® Russia+ Index (DXRPUS), a trademark of Deutsche Börse AG, is licensed for use by Van Eck Associates Corporation. Deutsche Börse AG neither sponsors nor endorses the Fund and make no warranty or representation as to the accuracy and/or completeness of DXRPUS or results to be obtained by any person from using DXRPUS in connection with trading the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[1]	The DAXglobal® Russia+ Index (DXRPUS) is a modified market capitalization-weighted index comprised of publicly traded companies that are domiciled in Russia.
[2]

The Fund is passively managed and may not hold each DXRPUS component in the same weighting as DXRPUS and is subject to certain expenses that DXRPUS is not. The Fund thus may not exactly replicate the performance of DXRPUS.

RUSSIA ETF

Sector Weightings*
(unaudited)

* Percentage of investments.
Portfolio is subject to change.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(unaudited)

Russia ETF (RSX)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for RSX is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	April 30, 2007* through December 31, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days

Greater than or Equal to 5.0%	6	0.9%
Greater than or Equal to 4.5% And Less Than 5.0%	1	0.1%
Greater than or Equal to 4.0% And Less Than 4.5%	3	0.4%
Greater than or Equal to 3.5% And Less Than 4.0%	1	0.1%
Greater than or Equal to 3.0% And Less Than 3.5%	5	0.7%
Greater than or Equal to 2.5% And Less Than 3.0%	8	1.2%
Greater than or Equal to 2.0% And Less Than 2.5%	20	3.0%
Greater than or Equal to 1.5% And Less Than 2.0%	42	6.2%
Greater than or Equal to 1.0% And Less Than 1.5%	84	12.5%
Greater than or Equal to 0.5% And Less Than 1.0%	115	17.1%
Greater than or Equal to 0.0% And Less Than 0.5%	155	23.0%
Greater than or Equal to -0.5% And Less Than 0.0%	99	14.7%
Greater than or Equal to -1.0% And Less Than -0.5%	57	8.4%
Greater than or Equal to -1.5% And Less Than -1.0%	36	5.3%
Greater than or Equal to -2.0% And Less Than -1.5%	17	2.5%
Greater than or Equal to -2.5% And Less Than -2.0%	11	1.6%
Greater than or Equal to -3.0% And Less Than -2.5%	6	0.9%
Greater than or Equal to -3.5% And Less Than -3.0%	4	0.6%
Greater than or Equal to -4.0% And Less Than -3.5%	3	0.4%
Greater than or Equal to -4.5% And Less Than -4.0%	1	0.1%
Greater than or Equal to -5.0% And Less Than -4.5%	2	0.3%
Less Than -5.0%	0	0.0%

	676	100.0%

* First day of secondary market trading.

RUSSIA ETF

RSX PERFORMANCE RECORD
12/31/09 (unaudited)

	Total Return
	Share Price	NAV	DXRPUS

One Year	139.25%	138.36%	136.69%
Life* (annualized)	(7.04)%	(7.20)%	(8.09)%
Life* (cumulative)	(17.82)%	(18.20)%	(20.30)%

*since 4/27/07

Gross Expense Ratio 0.80% / Net Expense Ratio 0.70%
The Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.69% of average daily net assets per year at least until May 1, 2010.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (4/24/07) to the first day of secondary market trading in shares of the Fund (4/30/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

PERFORMANCE COMPARISON
(unaudited)

This graph compares a hypothetical $10,000 investment in the Market Vectors Russia ETF (RSX) at commencement with a similar investment in the DAXglobal Russia+ Index (DXRPUS).

Average Total Return 12/31/09	1 Year	Life[1]

RSX (NAV)	138.36%	(7.20)%

RSX (Share Price)[2]	139.25%	(7.04)%

DXRPUS	136.69%	(8.09)%

[1]	Commencement date for the Market Vectors Russia ETF was 4/24/07.

[2]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (4/24/07) to the first day of secondary market trading in shares of the Fund (4/30/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

RUSSIA ETF

PERFORMANCE COMPARISON
(continued)

DAXglobal® Russia+ Index (DXRPUS), a trademark of Deutsche Börse AG, is licensed for use by Van Eck Associates Corporation. Deutsche Börse AG neither sponsors nor endorses the Fund and makes no warranty or representation as to the accuracy and/or completeness of DXRPUS or results to be obtained by any person from using DXRPUS in connection with trading the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

DAXglobal® Russia+ Index (DXRPUS) is a modified market capitalization-weighted index comprised of publicly traded companies that are domiciled in Russia.

VIETNAM ETF (TICKER: VNM)

Market Vectors Vietnam ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Market Vectors Vietnam Index1 (MVVNMTR). As of December 31, 2009, MVVNMTR represented 31 publicly traded companies.

The Fund is the nation’s first ETF focused exclusively on Vietnam, among the world’s most populous nations, with nearly half of its population under the age of 25.

Fund Review

For the period from the Fund’s commencement date through December 31, 2009 (the “reporting period”), the Fund gained 0.46%, while MVVNMTR rose 2.88%.2 The Fund commenced operations with a net asset value of $25.04 per share on August 11, 2009 and ended the period with a net asset value of $25.12 per share on December 31, 2009.

As the Fund was introduced in August 2009, the Vietnamese equity market was in the midst of a strong rally. However, it began a period of contraction in the last week of October that lasted through year end and erased much of those gains. The correction was due in part to inflation and trade deficit concerns and in part to drastic policy measures taken by the State Bank of Vietnam in an effort to address these concerns. These measures included a devaluation of its currency, an interest rate hike, and potential mandatory purchases of U.S. dollars from state-owned enterprises and other exporters. While the equity market reacted negatively to these factors, many analysts applauded the Vietnamese central banks’ aggressive action believing that over the long term, such policies may put Vietnam on a more sustainable path of growth. Indeed, Vietnam’s Gross Domestic Product (GDP) grew 5.3% in 2009 overall, down from 6.2% in 2008, but still strong in absolute terms. According to The Wall Street Journal, for the year 2009, Vietnam’s gross value of output from the agricultural sector was $18 billion, up 1.8%. The sector accounted for 21% of GDP. Output from the industry and construction sector totaled $36 billion, up 5.5%, accounting for 40% of GDP. The total value of services rose 6.6% to $35 billion, accounting for 39% of GDP. Also, importantly, BusinessWeek reported that Vietnam’s economy grew in the fourth quarter. Its GDP grew 6.9% from a year earlier after a revised 6.04% gain in the third quarter. Six of the Fund’s ten largest holdings as of December 31, 2009 generated positive returns during the reporting period. Viet Nam Construction & Import-Export, Kinh Bac City Development Holding, HAGL JSC and Talisman Energy each produced robust double-digit gains. Oil and Natural Gas Corp. and PetroVietnam Drilling & Well Services also outpaced MVVNMTR during the reporting period. Shares of PetroVietnam Fertilizer & Chemical, Bao Viet Holdings, VietNam Joint Stock Commercial Bank and JSC Bank for Foreign Trade of Vietnam each saw their share prices decline during the reporting period. [The percentage of the Fund’s net assets allocated to the above mentioned holdings as of December 31: Viet Nam Construction & Import-Export,

VIETNAM ETF

6.33%; Kinh Bac City Development Holding, 5.84%; HAGL JSC, 5.56%; Talisman Energy, 4.85%; Oil and Natural Gas Corp., 4.36%; PetroVietnam Drilling & Well Services, 4.37%; PetroVietnam Fertilizer & Chemical, 5.13%; Bao Viet Holdings, 7.18%; VietNam Joint Stock Commercial Bank, 4.86%; and JSC Bank for Foreign Trade of Vietnam, 5.85%.]

The Fund is subject to elevated risks, including those associated with investments in derivatives and foreign securities, in particular Vietnamese issuers, which include, among others, expropriation, confiscatory taxation, issues with repatriation of investment income, limitations on foreign ownership, political instability, armed conflict and social instability. Investors should be willing to accept a high degree of volatility and the potential of significant loss. The Fund may loan its securities, which may subject it to additional credit and counterparty risk.

All Fund assets referenced are Total Net Assets as of December 31, 2009.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The Market Vectors Vietnam Index (the “Index”) is the exclusive property of 4asset-management GmbH, which has contracted with Structured Solutions AG to maintain and calculate the Index. Structured Solutions AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards 4asset-management GmbH, Structured Solutions AG has no obligation to point out errors in the Index to third parties. Market Vectors Vietnam ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by 4asset-management GmbH and 4asset-management GmbH makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[1]	Market Vectors Vietnam Index (MVVNMTR) is a rules-based, modified capitalization-weighted, float-adjusted index intended to give investors exposure to Vietnam.
[2]

The Fund is passively managed and may not hold each MVVNMTR component in the same weighting as the MVVNMTR and is subject to certain expenses that MVVNMTR is not. The Fund thus may not exactly replicate the performance of MVVNMTR.

Sector Weightings*
(unaudited)

* Percentage of investments.
Portfolio is subject to change.

VIETNAM ETF

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(unaudited)

Vietnam ETF (VNM)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for VNM is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	August 14, 2009* through December 31, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days

Greater than or Equal to 3.0%	1	1.0%
Greater than or Equal to 2.5% And Less Than 3.0%	4	4.1%
Greater than or Equal to 2.0% And Less Than 2.5%	5	5.2%
Greater than or Equal to 1.5% And Less Than 2.0%	24	24.7%
Greater than or Equal to 1.0% And Less Than 1.5%	30	30.9%
Greater than or Equal to 0.5% And Less Than 1.0%	17	17.5%
Greater than or Equal to 0.0% And Less Than 0.5%	11	11.3%
Greater than or Equal to -0.5% And Less Than 0.0%	2	2.1%
Greater than or Equal to -1.0% And Less Than -0.5%	1	1.0%
Greater than or Equal to -1.5% And Less Than -1.0%	1	1.0%
Greater than or Equal to -2.0% And Less Than -1.5%	0	0.0%
Greater than or Equal to -2.5% And Less Than -2.0%	0	0.0%
Greater than or Equal to -3.0% And Less Than -2.5%	0	0.0%
Less Than -3.0%	1	1.0%

	97	100.0%

* First day of secondary market trading.

VNM PERFORMANCE RECORD
12/31/09 (unaudited)

	Total Return
	Share Price	NAV	MVVNMTR

Life since 8/11/09	1.94%	0.46%	2.88%

Gross Expense Ratio 0.96% / Net Expense Ratio 0.96%
The Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.99% of average daily net assets per year at least until May 1, 2010.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (8/11/09) to the first day of secondary market trading in shares of the Fund (8/14/09), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

VIETNAM ETF

PERFORMANCE COMPARISON
(unaudited)

This graph compares a hypothetical $10,000 investment in the Market Vectors Vietnam ETF (VNM) at commencement with a similar investment in the Market Vectors Vietnam Index (MVVNMTR).

Total Return 12/31/09	Life [1]

VNM (NAV)	0.46%

VNM (Share Price)[2]	1.94%

MVVNMTR	2.88%

[1]	Commencement date for the Market Vectors Vietnam ETF was 8/11/09.
[2]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (8/11/09) to the first day of secondary market trading in shares of the Fund (8/14/09), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Market Vectors Vietnam Index (the “Index”) is the exclusive property of 4asset-management GmbH, which has contracted with Structured Solutions AG to maintain and calculate the Index. Structured Solutions AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards 4asset-management GmbH, Structured Solutions AG has no obligation to point out errors in the Index to third parties. Market Vectors Vietnam ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by 4asset-management GmbH and 4asset-management GmbH makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Market Vectors Vietnam Index (MVVNMTR) is a rules-based, modified capitalization-weighted, float-adjusted index intended to give investors exposure to publicly traded companies in Vietnam.

ENVIRONMENTAL SERVICES ETF (TICKER: EVX)

Market Vectors Environmental Services ETF (the “Fund”) seeks to replicate, before fees and expenses, the price and yield performance of the NYSE Arca Environmental Services Index1 (AXENV). As of December 31, 2009, AXENV represented 21 publicly traded companies from around the globe.

Fund Review

For the twelve-month reporting period, the Fund increased 22.07%, while AXENV rose 22.72%.2 The Fund had a net asset value of $35.27 per share on December 31, 2008 and ended the period with a net asset value of $42.68 per share on December 31, 2009.

After a difficult first half due in part to declines in overall waste volumes amidst the recessionary economy, the environmental services sector rebounded solidly during the second half along with better economic conditions and the broad equity market rally. In general, as Gross Domestic Product (GDP) improves, the greater the quantity of waste that is generated. The sector was further boosted by improved technologies, increased emphasis on recycling and environmental concerns, and attractive emerging market opportunities. For example, China and Brazil currently spend $5 billion per year collecting and ridding themselves of waste. Many expect this figure to grow as development in these and other nations continues, and vast quantities of construction and demolition debris, industrial effluent, mine tailings, sewage residue and agricultural waste is generated. In the U.S., non-hazardous waste management has become a mature market with a strong hold in the overall waste management industry. Among the Fund’s ten largest holdings as of December 31, 2009, seven generated positive returns during the reporting period. Darling International produced robust double-digit gains, while Layne Christensen, Republic Services, Tetra Tech, Veolia Environnement, Waste Management and Stericycle also gained ground but lagged AXENV. Covanta Holding, American Ecology and Clean Harbors each experienced share price declines. [The percentage of the Fund’s net assets allocated to the above mentioned holdings as of December 31: Darling International, 4.23%; Layne Christensen, 4.19%; Republic Services, 9.95%; Tetra Tech, 4.16%; Veolia Environnement, 9.92%; Waste Management, 9.99%; Stericycle, 9.95%; Covanta Holding, 4.17%; American Ecology, 4.16%; and Clean Harbors, 4.20%.]

The Fund is subject to various risks including those associated with making investments in environmental services and consumer and industrial waste management companies such as competitive pressures, changes in government regulation, world events and economic conditions. In addition, these companies are subject to liability for environmental damage claims. The Fund may loan its securities, which may subject it to additional credit and counterparty risk.

All Fund assets referenced are Total Net Assets as of December 31, 2009.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

NYSE Arca Environmental Services Index (AXENV), a trademark of NYSE Euronext or its affiliates (NYSE Euronext), is licensed for use by Van Eck Associates Corporation. NYSE Euronext neither sponsors nor endorses the Fund and makes no warranty or representation as to the accuracy and/or completeness of AXENV or results to be obtained by any person from using the AXENV in connection with trading the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[1]

NYSE Arca Environmental Services Index (AXENV) is a modified equal-dollar-weighted index comprised of publicly traded companies that are involved in the management, removal and storage of consumer waste and industrial by-products and related environmental services.

[2]

The Fund is passively managed and may not hold each AXENV component in the same weighting as AXENV and is subject to certain expenses that AXENV is not. The Fund thus may not exactly replicate the performance of AXENV.

ENVIRONMENTAL SERVICES ETF

Sector Weightings*
 (unaudited)

* Percentage of investments.
Portfolio is subject to change.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(unaudited)

Environmental Services ETF (EVX)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for EVX is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	October 16, 2006* through December 31, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days

Greater than or Equal to 3.0%	0	0.0%
Greater than or Equal to 2.5% And Less Than 3.0%	1	0.1%
Greater than or Equal to 2.0% And Less Than 2.5%	1	0.1%
Greater than or Equal to 1.5% And Less Than 2.0%	0	0.0%
Greater than or Equal to 1.0% And Less Than 1.5%	8	1.0%
Greater than or Equal to 0.5% And Less Than 1.0%	39	4.8%
Greater than or Equal to 0.0% And Less Than 0.5%	333	41.2%
Greater than or Equal to -0.5% And Less Than 0.0%	345	42.6%
Greater than or Equal to -1.0% And Less Than -0.5%	54	6.7%
Greater than or Equal to -1.5% And Less Than -1.0%	12	1.5%
Greater than or Equal to -2.0% And Less Than -1.5%	7	0.9%
Greater than or Equal to -2.5% And Less Than -2.0%	4	0.5%
Greater than or Equal to -3.0% And Less Than -2.5%	3	0.4%
Less Than -3.0%	2	0.2%

	809	100.0%

* First day of secondary market trading.

ENVIRONMENTAL SERVICES ETF

EVX PERFORMANCE RECORD
12/31/09 (unaudited)

	Total Return
	Share Price	NAV	AXENV

One year	22.32%	22.07%	22.72%
Life* (annualized)	3.05%	3.06%	3.49%
Life* (cumulative)	10.17%	10.20%	11.71%

*since 10/10/06

Gross Expense Ratio 0.86% / Net Expense Ratio 0.56%
The Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.55% of average daily net assets per year at least until May 1, 2010.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (10/10/06) to the first day of secondary market trading in shares of the Fund (10/16/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

PERFORMANCE COMPARISON
(unaudited)

This graph compares a hypothetical $10,000 investment in the Market Vectors Environmental Services ETF (EVX) at commencement with a similar investment in NYSE Arca Environmental Services Index (AXENV).

Average Total Return 12/31/09	1 Year	Life [1]

EVX (NAV)	22.07%	3.06%

EVX (Share Price)[2]	22.32%	3.05%

AXENV	22.72%	3.49%

[1]	Commencement date for the Market Vectors Environmental Services ETF was 10/10/06.

[2]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (10/10/06) to the first day of secondary market trading in shares of the Fund (10/16/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting www.vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

ENVIRONMENTAL SERVICES ETF

NYSE Arca Environmental Services Index (AXENV), a trademark of NYSE Euronext or its affiliates (NYSE Euronext), is licensed for use by Van Eck Associates Corporation. NYSE Euronext neither sponsors nor endorses the Fund and makes no warranty or representation as to the accuracy and/or completeness of AXENV or results to be obtained by any person from using the AXENV in connection with trading of the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

NYSE Arca Environmental Services Index (AXENV), a modified equal dollar-weighted index comprised of publicly traded companies that are involved in the management, removal and storage of consumer waste and industrial byproducts and related environmental services.

GAMING ETF (TICKER: BJK)

Market Vectors Gaming ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the S-Network Global Gaming IndexSM (WAGRT)1. As of December 31, 2009, WAGRT represented 56 publicly traded companies from around the globe.

Fund Review

For the twelve-month reporting period, the Fund increased 37.47%, while WAGRT rose 39.36%.2 The Fund had a net asset value of $17.54 per share on December 31, 2008 and ended the period with a net asset value of $23.60 per share on December 31, 2009.

After being severely beaten up during the worst months of the recession, the gaming industry rebounded during 2009 amidst the beginnings of economic recovery and the ebbing of investor risk aversion to outpace the broad equity market. Nevada gaming revenues actually notched their first gain in almost two years in November 2009, with revenues up 4% for the state and 8.3% for the Las Vegas strip. Gaming also picked up overseas, especially in Macau, where several of the major players in the gaming industry have casinos. While the majority of U.S. states that allow commercial gambling saw declines in gambling revenues for the year, several non-Vegas gaming operations finally seemed to spark investor interest during the reporting period. Among the Fund’s ten largest holdings as of December 31, 2009, eight produced positive returns. Las Vegas Sands and Genting each experienced triple-digit gains, while Crown, International Game Technology, Wynn Resorts and TABCORP Holdings enjoyed robust double-digit advances that outpaced WAGRT. Genting Malaysia and Tatts Group also produced double-digit gains, but lagged WAGRT in comparison. Shares of OPAP and Sands China lost ground during the reporting period. [The percentage of the Fund’s net assets allocated to the above mentioned holdings as of December 31: Las Vegas Sands, 5.65%; Genting, 5.81%; Crown, 4.19%; International Game Technology, 6.79%; Wynn Resorts, 4.89%; TABCORP Holdings, 4.57%; Genting Malaysia, 3.34%; Tatts Group, 3.39%; OPAP, 5.64%; and Sands China, 3.55%.]

The Fund is subject to various risks including those associated with making investments in companies engaged in the gaming business such as competitive pressures, changes in government regulation, world events and economic conditions. Additional risks include legislative changes, high correlation within the industry and changes in consumer taste and risks related to foreign investments. The Fund may loan its securities, which may subject it to additional credit and counterparty risk.

All Fund assets referenced are Total Net Assets as of December 31, 2009.

GAMING ETF

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The S-Network Global Gaming IndexSM (WAGRT), a trademark of Stowe Global Indexes LLC, is licensed for use by Van Eck Associates Corporation. Stowe Global Indexes LLC neither sponsors or endorses the Fund and makes no warranty or representation as to the accuracy and/or completeness of WAGRT or results to be obtained by any person using WAGRT in connection with trading the Fund. WAGRT is calculated and maintained by Standard & Poor’s Custom Indices, which neither sponsors nor endorses the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[1]	The S-Network Global Gaming Index (WAGRT) is a rules-based, modified-capitalization-weighted, float-adjusted index comprised of publicly traded companies engaged in the global gaming industry.
[2]

The Fund is passively managed and may not hold each WAGRT component in the same weighting as WAGRT and is subject to certain expenses that WAGRT is not. The Fund thus may not exactly replicate the performance of WAGRT.

Geographical Weightings*
(unaudited)

Sector Weightings*
(unaudited)

*   Percentage of net assets.
** Percentage of investments.
Portfolio is subject to change.

GAMING ETF

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(unaudited)

Gaming ETF (BJK)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for BJK is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	January 24, 2008* through December 31, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days

Greater than or Equal to 5.0%	6	1.2%
Greater than or Equal to 4.5% And Less Than 5.0%	3	0.6%
Greater than or Equal to 4.0% And Less Than 4.5%	5	1.0%
Greater than or Equal to 3.5% And Less Than 4.0%	1	0.2%
Greater than or Equal to 3.0% And Less Than 3.5%	13	2.7%
Greater than or Equal to 2.5% And Less Than 3.0%	17	3.5%
Greater than or Equal to 2.0% And Less Than 2.5%	23	4.7%
Greater than or Equal to 1.5% And Less Than 2.0%	24	4.9%
Greater than or Equal to 1.0% And Less Than 1.5%	39	8.0%
Greater than or Equal to 0.5% And Less Than 1.0%	71	14.6%
Greater than or Equal to 0.0% And Less Than 0.5%	55	11.2%
Greater than or Equal to -0.5% And Less Than 0.0%	63	12.9%
Greater than or Equal to -1.0% And Less Than -0.5%	55	11.2%
Greater than or Equal to -1.5% And Less Than -1.0%	45	9.2%
Greater than or Equal to -2.0% And Less Than -1.5%	20	4.1%
Greater than or Equal to -2.5% And Less Than -2.0%	12	2.4%
Greater than or Equal to -3.0% And Less Than -2.5%	9	1.8%
Greater than or Equal to -3.5% And Less Than -3.0%	7	1.4%
Greater than or Equal to -4.0% And Less Than -3.5%	7	1.4%
Greater than or Equal to -4.5% And Less Than -4.0%	4	0.8%
Greater than or Equal to -5.0% And Less Than -4.5%	2	0.4%
Less Than -5.0%	9	1.8%

	490	100.0%

* First day of secondary market trading.

BJK PERFORMANCE RECORD
12/31/09 (unaudited)

	Total Return
	Share Price	NAV	WAGRT

One Year	36.22%	37.47%	39.36%
Life* (annualized)	(22.05)%	(21.81)%	(20.28)%
Life* (cumulative)	(38.35)%	(37.99)%	(35.61)%

* since 1/22/08

Gross Expense Ratio 0.71% / Net Expense Ratio 0.66%
The Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.65% of average daily net assets per year at least until May 1, 2010.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (1/22/08) to the first day of secondary market trading in shares of the Fund (1/24/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

GAMING ETF

PERFORMANCE COMPARISON
(unaudited)

This graph compares a hypothetical $10,000 investment in the Market Vectors Gaming ETF (BJK) at commencement with a similar investment in S-Network Global Gaming IndexSM (WAGRT).

Average Total Return 12/31/09	1 Year	Life[1]

BJK (NAV)	37.47%	(21.81)%

BJK (Share Price)[2]	36.22%	(22.05)%

WAGRT	39.36%	(20.28)%

[1]	Commencement date for the Market Vectors Gaming ETF was 1/22/08.

[2]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (1/22/08) to the first day of secondary market trading in shares of the Fund (1/24/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

S-Network Global Gaming IndexSM (WAGRT), a trademark of Stowe Global Indexes LLC, is licensed for use by Van Eck Associates Corporation. Stowe Global Indexes LLC neither sponsors or endorses the Fund and makes no warranty or representation as to the accuracy and/or completeness of WAGR or results to be obtained by any person using WAGR in connection with trading the Fund. WAGR is calculated and maintained by Standard & Poor’s Custom Indices, which neither sponsors nor endorses the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

S-Network Global Gaming IndexSM (WAGRT) is a rules-based, modified capitalization-weighted, float-adjusted index intended to give investors a means of tracking the overall performance of a global universe of listed companies engaged in the global gaming industry.

MARKET VECTORS ETF TRUST

EXPLANATION OF EXPENSES
(unaudited)

Hypothetical $1,000 investment at beginning of period
As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period July 1, 2009, or commencement of operations, if later, and held for the entire period, to December 31, 2009.

Actual Expenses
The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second line in the table below provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as program fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Annualized Expense Ratio	Expenses Paid During Period* July 1, 2009- December 31, 2009

Africa Index ETF	Actual	$1,000.00	$1,068.10	0.84%	$4.40
	Hypothetical **	$1,000.00	$1,020.95	0.84%	$4.30

Brazil Small-Cap ETF	Actual	$1,000.00	$1,781.90	0.70%	$4.91
	Hypothetical **	$1,000.00	$1,021.68	0.70%	$3.57

Gulf States Index ETF	Actual	$1,000.00	$953.80	0.99%	$4.88
	Hypothetical **	$1,000.00	$1,020.21	0.99%	$5.04

Indonesia Index ETF	Actual	$1,000.00	$1,425.20	0.71%	$4.32
	Hypothetical **	$1,000.00	$1,021.64	0.71%	$3.60

Russia ETF	Actual	$1,000.00	$1,490.20	0.71%	$4.43
	Hypothetical **	$1,000.00	$1,021.65	0.71%	$3.59

Vietnam ETF ***	Actual	$1,000.00	$1,004.60	0.97%	$3.78
	Hypothetical **	$1,000.00	$1,015.68	0.97%	$3.80

Poland ETF ***	Actual	$1,000.00	$974.50	0.75%	$0.75
	Hypothetical **	$1,000.00	$1,004.31	0.75%	$0.76

Environmental Services ETF	Actual	$1,000.00	$1,210.70	0.57%	$3.16
	Hypothetical **	$1,000.00	$1,022.35	0.57%	$2.89

Gaming ETF	Actual	$1,000.00	$1,158.10	0.66%	$3.59
	Hypothetical **	$1,000.00	$1,021.88	0.66%	$3.36

*

Expenses are equal to the Fund’s annualized expense ratio (for the six months ended December 31, 2009) multiplied by the average account value over the period, multiplied by 184 and divided by 365 (to reflect the one-half year period).

**	Assumes annual return of 5% before expenses.
***

Vietnam ETF and Poland ETF commenced operations on August 11, 2009 and November 24, 2009, respectively. Expenses are equal to the Fund’s annualized expense ratio (for the period of commencement of operations to December 31, 2009), multiplied by the average account value over the period, multiplied by the number of days from inception to December 31, 2009 (142 days and 37 days, respectively), and divided by 365 (to reflect the period from commencement).

AFRICA INDEX ETF

SCHEDULE OF INVESTMENTS
December 31, 2009

Number of Shares		Value

COMMON STOCKS: 99.7%
Angola: 1.2%
26,700	Acergy S.A. #	$421,540

Australia: 1.2%
79,431	Paladin Energy Ltd. * #	296,872
22,571	Riversdale Mining Ltd. * #	144,844

		441,716

Canada: 4.4%
85,394	Equinox Minerals Ltd. *	333,153
11,324	First Quantum Minerals Ltd.	866,947
29,668	Red Back Mining, Inc. *	424,496

		1,624,596

Egypt: 18.5%
126,213	Commercial International Bank #	1,254,237
113,647	Egyptian Financial Group-Hermes Holding #	517,497
264,480	Egyptian Kuwaiti Holding Co. #	519,118
13,349	MobiNill Egyptian Co. for Services #	584,476
41,119	Orascom Construction Industries #	1,863,379
213,094	Orascom Telecom Holding SAE #	974,429
163,416	Talaat Moustafa Group * #	537,408
413,477	Telecom Egypt #	520,112

		6,770,656

Kenya: 0.9%
1,772,950	Equity Bank Ltd.	335,423

Kuwait: 3.9%
398,000	Mobile Telecommunications Co. K.S.C.	1,414,248

Morocco: 13.5%
36,231	Attijariwafa Bank #	1,242,675
30,637	Banque Marocaine du Commerce Exterieur #	1,029,177
51,904	Douja Promotion Groupe Addoha S.A. #	680,593
79,947	Maroc Telecom #	1,374,539
3,648	ONA S.A. (Omnium Nord Africain) #	594,077

		4,921,061

Nigeria: 16.5%
6,467,295	Afribank Nigeria PLC * #	110,559
13,868,053	Fidelity Bank Nigeria #	223,177
13,889,081	First Bank of Nigeria PLC	1,305,295
8,931,727	Guaranty Trust Bank PLC #	925,676
9,003,634	Intercontinental Bank PLC #	96,755
3,621,081	Nigerian Breweries PLC #	1,283,983
8,127,692	PlatinumHabib Bank PLC #	72,010
6,468,685	Union Bank Nigeria PLC *	259,613
9,318,336	United Bank for Africa PLC	673,164

See Notes to Financial Statements

Number of Shares		Value

Nigeria: (continued)
12,026,533	Zenith Bank Ltd. #	$1,100,100

		6,050,332

South Africa: 30.1%
37,509	ABSA Group Ltd. #	651,934
3,925	Anglo Platinum Ltd. * #	420,006
22,851	AngloGold Ashanti Ltd. #	927,663
62,053	Aquarius Platinum Ltd. (GBP) * #	404,342
11,166	ArcelorMittal South Africa Ltd. #	155,060
20,747	Bidvest Group Ltd. #	362,490
151,473	FirstRand Ltd. #	375,642
41,377	Gold Fields Ltd. #	544,556
22,557	Harmony Gold Mining Co. Ltd. #	229,490
37,328	Impala Platinum Holdings Ltd. #	1,022,584
67,098	MTN Group Ltd. #	1,070,312
17,301	Naspers Ltd. #	701,719
806,337	Old Mutual PLC (GBP) * #	1,411,749
26,128	Remgro Ltd. #	315,695
111,316	Sanlam Ltd. #	343,092
27,335	Sasol Ltd. #	1,097,841
72,358	Standard Bank Group Ltd. #	996,040

		11,030,215

United Kingdom: 9.5%
12,981	Randgold Resources Ltd. (ADR)	1,027,057
116,951	Tullow Oil PLC #	2,453,151

		3,480,208

Total Common Stocks (Cost: $35,546,899)		36,489,995

MONEY MARKET FUND: 0.6% (Cost: $205,657)
	Dreyfus Government
205,657	Cash Management Fund	205,657

Total Investments: 100.3% (Cost: $35,752,556)		36,695,652
Liabilities in excess of other assets: (0.3)%		(104,935)

NET ASSETS: 100.0%		$36,590,717

ADR	American Depositary Receipt
GBP	British Pound
*	Non-income producing
#

Indicates a fair valued security which has not been valued using an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value for fair valued securities is $29,850,599, which represents 81.6% of net assets.

See Notes to Financial Statements

AFRICA INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Summary of Investments by Sector (unaudited)	% of Investments	Value

Base/Industrial Metals	6.3%	$2,309,537
Communications	9.6	3,510,561
Consumer Goods	1.0	362,490
Consumer Non-Durables	3.4	1,283,983
Energy	12.5	4,569,308
Finance	33.4	12,271,881
Precious Metals	10.6	3,890,757
Real Estate	15.9	5,846,627
Technology	6.7	2,444,851
Money Market Fund	0.6	205,657

	100.0%	$36,695,652

See Notes to Financial Statements

BRAZIL SMALL-CAP ETF

SCHEDULE OF INVESTMENTS
December 31, 2009

Number of Shares		Value

COMMON STOCKS: 71.8%
Basic Materials: 4.1%
950,502	Jaguar Mining, Inc. (CAD) *	$10,707,711
3,442,547	Mirabela Nickel Ltd. (AUD) *	7,712,858
1,422,700	MMX Mineracao e Metalicos S.A. *	10,079,363

		28,499,932

Communications: 2.2%
572,050	Cia Global Do Varejo	15,686,089

Consumer, Cyclical: 20.5%
2,468,750	Brookfield Incorporacoes S.A.	11,046,495
539,700	Cia Hering S.A.	9,086,849
364,700	Drogasil S.A.	5,857,962
644,400	Dufry South America Ltd. (BDR)	13,307,939
786,700	Even Construtora e Incorporadora S.A.	3,854,072
1,327,550	Gafisa S.A.	21,506,432
900,950	Grendene S.A.	5,142,527
257,400	Iochpe Maxion S.A.	3,757,934
1,457,900	Lojas Renner S.A.	32,867,984
3,669,950	MRV Engenharia e Participacoes S.A.	29,684,658
285,550	Positivo Informatica S.A.	3,657,831
597,500	Tecnisa S.A.	3,564,709

		143,335,392

Consumer, Non-cyclical: 11.2%
1,054,100	Acucar Guarani S.A. *	3,386,278
1,523,550	Amil Participacoes S.A.	11,973,747
1,291,580	Cosan Ltd. (Class A) (USD) *	11,236,746
652,450	Diagnosticos da America S.A.	21,330,384
425,450	Estacio Participacoes S.A.	6,052,754
1,183,750	Localiza Rent a Car S.A.	13,119,579
288,350	Obrascon Huarte Lain Brasil S.A.	5,624,082
563,850	SLC Agricola S.A.	5,272,347

		77,995,917

Energy: 0.6%
276,650	Lupatech S.A. *	4,308,770

Financial: 16.7%
1,671,900	Agra Empreendimentos Imobiliarios S.A.	4,785,900
1,728,500	BR Malls Participacoes S.A. *	21,318,696
1,869,200	Brasil Brokers Participacoes S.A.	6,948,380
887,150	Construtora Tenda S.A. *	2,799,062
521,600	EZ TEC Empreendimentos e Participacoes S.A.	2,543,368
975,100	GP Investments Ltd. *	5,705,610
526,200	Iguatemi Empresa de Shopping Centers S.A.	10,263,194
5,207,900	JHSF Participacoes S.A.	11,203,319
255,350	Odontoprev S.A.	9,373,478

See Notes to Financial Statements

BRAZIL SMALL-CAP ETF

SCHEDULE OF INVESTMENTS
(continued)

Number of Shares		Value

Financial: (continued)
2,198,150	Porto Seguro S.A.	$25,459,298
1,864,550	Rossi Residencial S.A.	16,365,084

		116,765,389

Industrial: 9.6%
5,427,050	LLX Logistica S.A. *	31,475,147
524,750	Login Logistica Intermodal S.A.	2,558,728
1,927,715	Magnesita Refratarios S.A. *	15,979,510
937,750	Multiplan Empreendimentos Imobiliarios S.A.	17,456,395

		67,469,780

Technology: 3.4%
736,900	Tivit Terceirizacao de Tecnologia e Servicos S.A.	6,767,880
248,850	Totvs S.A.	16,845,055

		23,612,935

Utilities: 3.5%
643,150	Cia de Saneamento de Minas Gerais-COPA S.A.	12,267,518
565,500	Equatorial Energia S.A.	5,871,701
488,150	MPX Energia S.A.	6,300,697

		24,439,916

Total Common Stocks (Cost: $414,908,620)		502,114,120

PREFERRED STOCKS: 27.4%
Basic Materials: 2.3%
461,300	Cia de Ferro Ligas da Bahia	3,096,151
4,378,600	Klabin S.A.	13,337,750

		16,433,901

Consumer, Cyclical: 5.5%
1,540,900	Marcopolo S.A.	5,966,656
968,950	Randon Participacoes S.A.	8,660,074
60,100	Sao Paulo Alpargatas S.A.	3,961,387
895,050	Tam S.A.	19,619,011

		38,207,128

Consumer, Non-cyclical: 4.9%
1,466,900	Anhanguera Educacional Participacoes S.A. *	20,928,065
101,500	Contax Participacoes S.A.	5,822,625
740,800	Kroton Educacional S.A.	7,649,380

		34,400,070

See Notes to Financial Statements

Number of Shares		Value

Financial: 8.9%
569,600	Banco ABC Brasil S.A.	$3,855,714
1,902,100	Banco do Estado do Rio Grande do Sul S.A. (Class A)	16,039,967
727,250	Banco Industrial e Comercial S.A.	5,068,889
625,700	Banco Panamericano S.A.	3,786,791
1,122,000	Sul America S.A.	33,463,045

		62,214,406

Industrial: 1.1%
2,564,350	Confab Industrial S.A.	7,546,533

Utilities: 4.7%
110,100	Centrais Eletricas de Santa Catarina S.A.	2,216,906
183,400	Cia de Gas de Sao Paulo	3,577,100
268,400	Cia Energetica do Ceara	4,749,966
1,050,950	Terna Participacoes S.A.	22,523,802

		33,067,774

Total Preferred Stocks (Cost: $161,775,443)		191,869,812

Total Investments: 99.2% (Cost: $576,684,063)		693,983,932

Assets in excess of other liabilities: 0.8%		5,260,604

NET ASSETS: 100.0%		$699,244,536

AUD	Australian Dollar
BDR	Brazilian Depositary Receipt
CAD	Canadian Dollar
USD	United States Dollar

*	Non-income producing

See Notes to Financial Statements

GULF STATES INDEX ETF

SCHEDULE OF INVESTMENTS
December 31, 2009

Number of Shares		Value

COMMON STOCKS: 99.9%
Bahrain: 1.5%
112,269	Al-Salam Bank B.S.C.	$27,695
144,111	Gulf Finance House E.C.	40,351
204,026	Ithmaar Bank B.S.C. * #	48,788

		116,834

Iraq: 4.2%
129,500	DNO International ASA (NOK) * #	113,074
30,142	Heritage Oil Ltd. (GBP) * #	211,426

		324,500

Kuwait: 40.6%
80,000	Boubyan Bank K.S.C. *	139,349
70,000	Boubyan Petrochemicals Co. *	99,983
70,000	Burgan Bank * #	82,681
100,000	Commercial Bank of Kuwait #	323,461
65,000	Investment Dar Co. K.S.C. (a) * #	8,702
154,180	Kuwait Finance House #	593,425
67,500	Kuwait Project Co. (Holding) K.S.C. #	113,158
167,500	Mobile Telecommunications Co K.S.C.	595,192
157,750	National Bank of Kuwait S.A.K. #	616,296
190,000	National Industries Group (Holding) S.A. * #	201,340
45,000	National Investments Co. K.S.C.C. *	57,220
75,000	National Real Estate Co. S.A.K. * #	51,459
105,000	Public Warehousing Co. K.S.C. * #	208,166

		3,090,432

Oman: 4.8%
84,414	Bank Muscat S.A.O.G. #	178,478
35,986	Oman Telecommunications Co.	121,340
31,582	Renaissance Services S.A.O.G. #	62,450

		362,268

Qatar: 21.5%
10,496	Barwa Real Estate Co. Q.S.C. * #	94,918
8,657	Commercial Bank of Qatar #	146,839
58,772	Masraf Al Rayan Q.S.C. #	217,137
3,998	Qatar Electricity & Water Co. Q.S.C. #	109,833
22,391	Qatar Gas Transport Co. Ltd. (Nakilat) * #	147,535
8,267	Qatar Islamic Bank S.A.Q. #	176,052
12,040	Qatar National Bank S.A.Q. #	492,406
6,335	Qatar Telecom (QTel) Q.S.C. #	252,826

		1,637,546

See Notes to Financial Statements

Number of Shares		Value

United Arab Emirates - Abu Dhabi: 12.8%
192,472	Abu Dhabi Commercial Bank #	$80,321
165,047	Aldar Properties PJSC #	221,360
463,518	Dana Gas PJSC * #	118,356
33,012	First Gulf Bank PJSC #	143,211
87,004	National Bank of Abu Dhabi PJSC #	295,318
132,050	Union National Bank of Abu Dhabi #	114,194

		972,760

United Arab Emirates - Dubai: 14.5%
366,007	Air Arabia PJSC #	91,457
93,802	Arabtec Holding Co. PJSC * #	67,185
611,110	DP World Ltd. #	259,802
256,096	Dubai Financial Market PJSC #	130,415
86,857	Dubai Islamic Bank #	54,625
478,132	Emaar Properties PJSC * #	498,366

		1,101,850

Total Common Stocks (Cost: $9,892,809)		7,606,190

Principal Amount

CONVERTIBLE BOND (Oman): 0.0% (Cost: $4,372)
1,683	Bank Muscat S.A.O.G. 7.00%, 3/20/14 * #	3,970

Number of Shares

MONEY MARKET FUND: 1.5% (Cost: $111,986)
	Dreyfus Government
111,986	Cash Management Fund	111,986

Total Investments: 101.4% (Cost: $10,009,167)		7,722,146
Liabilities in excess of other assets: (1.4)%		(107,347)

NET ASSETS: 100.0%		$7,614,799

GBP	British Pound
NOK	Norwegian Krone

*	Non-income producing
#

Indicates a fair valued security which has not been valued using an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value for fair valued securities is $6,529,030, which represents 85.7% of net assets.

(a)	Illiquid security

See Notes to Financial Statements

GULF STATES INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Summary of Investments by Sector (unaudited)	% of Investments	Value

Capital Goods	14.5%	$1,116,543
Chemicals	1.3	99,983
Energy	8.5	652,841
Finance	52.9	4,084,092
Real Estate	13.9	1,074,269
Technology	1.6	121,340
Transportation	4.5	351,259
Utilities	1.4	109,833
Money Market Fund	1.4	111,986

	100.0%	$7,722,146

See Notes to Financial Statements

INDONESIA INDEX ETF

SCHEDULE OF INVESTMENTS
December 31, 2009

Number of Shares		Value

COMMON STOCKS: 99.7%
Basic Materials: 12.2%
17,088,500	Aneka Tambang Tbk PT #	$3,986,996
479,982,000	Bakrie and Brothers Tbk PT * #	4,299,296
13,168,000	Indah Kiat Pulp and Paper Corp. Tbk PT * #	2,453,222
6,762,500	Indocement Tunggal Prakarsa Tbk PT #	9,775,459
10,777,500	International Nickel Indonesia Tbk PT #	4,165,549

		24,680,522

Communications: 10.0%
8,310,500	PT Indosat Tbk #	4,135,999
403,158	Telekomunikasi Indonesia Tbk PT (ADR)	16,106,162

		20,242,161

Consumer, cyclical: 8.1%
4,439,000	Astra International Tbk PT #	16,319,516

Consumer, Non-cyclical: 13.9%
1,639,000	Astra Agro Lestari Tbk PT #	3,944,616
2,654,500	Gudang Garam Tbk PT #	6,063,213
22,461,500	Indofood Sukses Makmur Tbk PT #	8,440,770
20,763,000	PT Kalbe Farma Tbk #	2,844,655
5,864,500	Unilever Indonesia Tbk PT #	6,802,152

		28,095,406

Energy: 17.9%
49,724,500	Adaro Energy Tbk PT #	9,089,656
49,334,000	Bumi Resources Tbk PT #	12,561,112
1,520,500	Indo Tambangraya Megah PT #	5,139,659
7,168,500	Medco Energi Internasional Tbk PT #	1,862,766
4,128,000	Tambang Batubara Bukit Asam Tbk PT #	7,516,625

		36,169,818

Financial: 24.7%
27,829,500	Bank Central Asia Tbk PT #	14,244,999
13,903,872	Bank Danamon Indonesia Tbk PT #	6,654,719
20,419,000	Bank Mandiri PT #	10,064,108
63,640,000	Lippo Karawaci Tbk PT * #	3,408,908
18,492,000	PT Bank Negara Indonesia (Persero) Tbk #	3,875,004
14,266,500	PT Bank Rakyat Indonesia #	11,466,462

		49,714,200

Industrial: 7.5%
7,317,500	Semen Gresik Persero Tbk PT #	5,828,193
5,654,500	United Tractors TBK #	9,260,012

		15,088,205

Utilities: 5.4%
26,156,000	Perusahaan Gas Negara PT #	10,808,351

See Notes to Financial Statements

INDONESIA INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Number of Shares	Value

Total Common Stocks
(Cost: $181,538,699)	$201,118,179

MONEY MARKET FUND: 0.3%
(Cost: $571,672)
Dreyfus Government
571,672	Cash Management Fund	571,672

Total Investments: 100.0%
(Cost: $182,110,371)	201,689,851
Liabilities in excess of other assets: (0.0)%	(89,683)

NET ASSETS: 100.0%	$201,600,168

ADR	American Depositary Receipt

*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $185,012,017 which represents 91.8% of net assets.

See Notes to Financial Statements

POLAND ETF

SCHEDULE OF INVESTMENTS
December 31, 2009

Number of Shares		Value

COMMON STOCKS: 99.9%
Consumer Discretionary: 1.3%
5,698	NG2 S.A. #	$96,279

Consumer Staple: 11.3%
11,755	Central European Distribution Corp. (USD)	333,959
26,074	Cersanit S.A. * #	148,615
33,220	Jeronimo Martins, SGPS, S.A. #	332,508

		815,082

Energy: 17.9%
16,459	Grupa LOTOS S.A. * #	181,557
3,538	PBG S.A. * #	250,354
38,578	Polski Koncern Naftowy Orlen S.A. * #	455,426
305,324	Polskie Gornictwo Naftowe i Gazownictwo S.A. * #	403,129

		1,290,466

Financial: 34.3%
11,489	Bank Handlowy w Warszawie S.A. * #	278,445
83,657	Bank Millennium S.A. #	138,982
9,369	Bank Pekao S.A. * #	526,338
5,782	Bank Zachodni WBK S.A. * #	381,061
3,155	BRE Bank S.A. * #	284,823
97,646	Getin Holding S.A. * #	300,407
42,831	PKO Bank Polski S.A. * #	565,386

		2,475,442

Health Care: 1.1%
966,848	Bioton S.A. * #	76,932

Industrial: 8.9%
3,676	Budimex S.A. #	93,487
38,578	Globe Trade Centre S.A. * #	344,797
148,629	Polimex-Mostostal S.A. #	204,807

		643,091

Information Technology: 4.4%
14,629	Asseco Poland S.A. * #	320,612

Materials: 6.7%
13,193	KGHM Polska Miedz S.A. #	486,616

Telecommunication Services: 14.0%
7,581	Agora S.A. * #	58,984
28,427	Cyfrowy Polsat S.A. #	134,804
76,225	Netia S.A.* #	130,094
80,528	Telekomunikacja Polska S.A. #	445,533
48,634	TVN S.A. #	241,901

		1,011,316

Total Common Stocks
(Cost: $7,226,102)		7,215,836

See Notes to Financial Statements

POLAND ETF

SCHEDULE OF INVESTMENTS
(continued)

Number of Shares	Value

MONEY MARKET FUND: 0.2%
(Cost: $15,940)
Dreyfus Government
15,940	Cash Management Fund	$15,940

Total Investments: 100.1%
(Cost: $7,242,042)	7,231,776
Liabilities in excess of other assets: (0.1)%	(8,721)

NET ASSETS: 100.0%	$7,223,055

USD	United States Dollar

*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $6,881,877 which represents 95.3% of net assets.

See Notes to Financial Statements

RUSSIA ETF

SCHEDULE OF INVESTMENTS
December 31, 2009

Number of Shares		Value

COMMON STOCKS: 99.8%
Basic Materials: 21.0%
1,256,217	Evraz Group S.A. (GDR) † # R	$35,104,180
4,532,486	JSC MMC Norilsk Nickel (ADR) #	64,303,820
2,467,142	Magnitogorsk Iron & Steel Works (GDR) # R	27,732,768
1,194,794	Mechel OAO (ADR)	22,486,023
1,720,191	Novolipetsk Steel (GDR) * #	52,579,401
1,146,316	Polymetal (GDR) * R	10,511,718
1,094,307	Polyus Gold Co. (ADR) * #	30,082,298
2,892,339	Severstal (GDR) * † # R	27,318,017
1,219,507	Uralkali (GDR) * † # R	25,355,758

		295,473,983

Communications: 11.5%
1,199,587	Comstar United TeleSystems (GDR) # R	6,545,921
436,735	CTC Media, Inc.	6,507,352
1,144,278	Mobile TeleSystems OJSC (ADR)	55,943,751
348,590	Rostelecom (ADR) *	9,533,937
1,331,647	Sistema JSFC (GDR) # R	27,794,633
92,705,178	Uralsvyazinform #	2,405,699
2,906,403	Vimpel-Communications OAO (ADR) *	54,030,032

		162,761,325

Consumer, Cyclical: 1.3%
1,194,679	Magnit OAO (GDR) † R	18,935,662

Consumer, Non-cyclical: 3.2%
433,894	Pharmstandard (GDR) * # R	8,803,780
505,162	Wimm-Bill-Dann Foods OJSC (ADR) *	12,038,010
779,470	X5 Retail Group N.V. (GDR) * # R	24,708,826

		45,550,616

Energy: 44.8%
2,149,985	Gazprom Neft OAO (ADR) † #	58,664,366
6,527,247,159	Inter RAO UES * #	10,378,323
519,972	Intergra Group (GDR) # R	1,528,391
2,052,447	LUKOIL (ADR) * #	116,306,098
871,490	Novatek OAO (GDR) * # R	56,926,787
4,946,778	OAO Gazprom (ADR) #	124,916,691
13,597,472	Rosneft Oil Co. (GDR) * #	116,053,961
774,090,036	RusHydro * #	29,136,749
9,868,174	Surgutneftegaz (ADR) * #	87,249,105
1,042,241	Tatneft (ADR) * † #	30,115,089

		631,275,560

Financial: 13.2%
43,629,273	Sberbank RF * #	120,206,064
14,131,321	VTB Bank OJSC (GDR) † # R	65,980,989

		186,187,053

See Notes to Financial Statements

RUSSIA ETF

SCHEDULE OF INVESTMENTS
(continued)

Number of Shares		Value

Industrial: 1.4%
737,077	Novorossiysk Commercial Sea Port (GDR) * † # R	$8,419,509
626,429	OAO TMK (GDR) * # R	11,134,244

		19,553,753

Utilities: 3.4%
3,310,860,158	Federal Grid Co. Unified Energy System JSC * #	34,995,792
7,410,870	Irkutsk Electric Grid Company Ltd. (a) * #	—
114,090,114	Mosenergo OAO #	12,416,427

		47,412,219

Total Common Stocks
(Cost: $1,416,288,913)		1,407,150,171

MONEY MARKET FUND: 0.1%
(Cost: $950,456)
	Dreyfus Government
950,456	Cash Management Fund	950,456

Total Investments Before Collateral for Securities Loaned: 99.9%
(Cost: $1,417,239,369)		1,408,100,627

SHORT-TERM INVESTMENTS HELD AS COLLATERAL
FOR SECURITIES LOANED: 1.6%
	Dreyfus Government
22,546,000	Cash Management Fund	22,546,000
	Bank of New York
755,388	Institutional Cash Reserve Series B (b) #	147,300

Total Short-Term Investments held as Collateral
(Cost: $23,301,388)		22,693,300

OTHER: 0.0%
(Cost: $0)
0	Capital Support Agreement (b) #	293,650

Total Investments: 101.5%
(Cost: $1,440,540,757)		1,431,087,577
Liabilities in excess of other assets: (1.5)%		(21,446,196)

NET ASSETS: 100.0%		$1,409,641,381

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $22,902,599.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,217,604,636 which represents 86.4% of net assets.

See Notes to Financial Statements

R

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

(a)	Illiquid, restricted private company received as a spinoff from Irkutskenergo.
(b)

The Fund has entered into a Capital Support Agreement (CSA) with the Bank of New York Mellon Corporation (BNY Mellon), which provides that BNY Mellon, at no cost to the Fund, may provide capital to the Fund for a guaranteed recovery of up to 80% of the par value of the BNY Institutional Cash Reserve Series B, subject to the conditions explained in Note 10. This valuation represents the fair value of the CSA as of December 31, 2009.

See Notes to Financial Statements

VIETNAM ETF

SCHEDULE OF INVESTMENTS
December 31, 2009

Number of Shares		Value

COMMON STOCKS: 97.6%
Basic Materials: 5.1%
2,218,640	PetroVietnam Fertilizer & Chemical JSC #	$4,063,181

Communications: 1.6%
289,750	FPT Corp. #	1,231,506

Consumer, Cyclical: 7.0%
1,482,900	Kinh Bac City Development Holding Corp. * #	4,621,938
1,327,300	Minor International PCL (THB) #	450,040
288,238	Parkson Holdings BHD (MYR) #	446,066

		5,518,044

Consumer, Non-cyclical: 2.1%
3,380,000	Charoen Pokphand Foods NVDR #	1,155,650
1,774,000	Raffles Education Corp. #	508,438

		1,664,088

Energy: 17.4%
136,795	Oil and Natural Gas Corp. Ltd. #	3,451,395
951,196	PetroVietnam Drilling & Well Services JSC #	3,459,393
115,280	Premier Oil PLC #	2,047,530
45,095	Soco International PLC #	974,532
205,826	Talisman Energy Inc. (USD)	3,836,597

		13,769,447

Financial: 38.2%
3,445,750	Bao Viet Holdings * #	5,679,538
1,158,000	CapitaLand Ltd. #	3,437,480
1,045,705	HAGL JSC * #	4,400,830
1,831,510	JSC Bank for Foreign Trade of Vietnam * #	4,627,640
691,000	Keppel Land Ltd. #	1,708,638
1,732,120	PetroVietnam Finance JSC * #	2,729,195
1,148,500	Saigon-Hanoi Commercial Joint Stock Bank * #	1,348,036
709,000	SP Setia BHD #	809,890
857,350	Tan Tao Investment Industry #	1,609,632
2,427,540	VietNam Joint Stock Commercial Bank * #	3,844,932

		30,195,811

Industrial: 23.5%
717,191	Development Investment Construction Corp. *	2,931,034
1,562,400	Gamuda BHD #	1,183,543
32,632	GS Engineering & Construction Corp. #	3,025,607
701,830	Hoa Phat Group JSC * #	2,213,841
1,316,400	Petroleum Technical Services Corp. * #	2,225,000
1,510,100	Petrovietnam Construction Co. *	2,043,548
1,778,700	Viet Nam Construction & Import-Export * #	5,012,727

		18,635,300

See Notes to Financial Statements

Number of Shares		Value

Utilities: 2.7%
2,077,610	Pha Lai Thermal Power JSC #	$2,113,544

Total Common Stocks (Cost: $84,593,528)		77,190,921

CLOSED END FUND: 0.6% (Cost: $571,670)
330,066	VinaCapital Vietnam Opportunity Fund #	487,452

Total Investments: 98.2% (Cost: $85,165,198)		77,678,373
Assets in excess of other liabilities: 1.8%		1,460,155

NET ASSETS: 100.0%		$79,138,528

MYR	Malaysian Ringgit
THB	Thai Baht
USD	United States Dollar

*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $68,867,193 which represents 80.7% of net assets.

See Notes to Financial Statements

ENVIRONMENTAL SERVICES ETF

SCHEDULE OF INVESTMENTS
December 31, 2009

Number of Shares		Value

COMMON STOCKS: 99.9%
Canada: 4.2%
116,809	Waste Services, Inc. (USD) *	$1,064,130

France: 9.9%
77,254	Veolia Environnement (ADR)	2,540,111

United States: 85.8%
62,572	American Ecology Corp.	1,066,227
75,777	Calgon Carbon Corp. *	1,053,300
122,283	Casella Waste Systems, Inc. *	491,578
18,037	Clean Harbors, Inc. *	1,075,186
59,017	Covanta Holding Corp. *	1,067,617
129,380	Darling International, Inc. *	1,084,204
66,786	Fuel Tech, Inc. * †	545,642
37,372	Layne Christensen Co. *	1,072,950
106,553	Metalico, Inc. * †	524,241
41,440	Nalco Holding Co.	1,057,134
249,411	Newpark Resources, Inc. *	1,055,008
243,406	Perma-Fix Environmental Services, Inc. *	552,532
407,609	Rentech, Inc. * †	501,359
89,977	Republic Services, Inc.	2,547,249
35,893	Shaw Group, Inc. *	1,031,924
46,186	Stericycle, Inc. *	2,548,082
39,222	Tetra Tech, Inc. *	1,065,662
31,949	Waste Connections, Inc. *	1,065,180
75,661	Waste Management, Inc.	2,558,098

		21,963,173

Total Common Stocks (Cost: $28,973,016)		25,567,414

MONEY MARKET FUND: 0.5% (Cost: $124,599)
	Dreyfus Government
124,599	Cash Management Fund	124,599

Total Investments Before Collateral for Securities Loaned: 100.4% (Cost: $29,097,615)		25,692,013

SHORT-TERM INVESTMENTS HELD AS COLLATERAL
FOR SECURITIES LOANED: 3.3%
	Dreyfus Government
835,000	Cash Management Fund	835,000
	Bank of New York
87,523	Institutional Cash Reserve Series B (a) #	17,067

Total Short-Term Investments held as Collateral (Cost: $922,523)		852,067

See Notes to Financial Statements

Number of Shares		Value

OTHER: 0.1% (Cost: $0)
0	Capital Support Agreement (a) #	$34,024

Total Investments: 103.8% (Cost: $30,020,138)		26,578,104
Liabilities in excess of other assets: (3.8)%		(972,308)

NET ASSETS: 100.0%		$25,605,796

ADR	American Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $856,065.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $51,091, which represents 0.2% of net assets.

(a)

The Fund has entered into a Capital Support Agreement (CSA) with the Bank of New York Mellon Corporation (BNY Mellon), which provides that BNY Mellon, at no cost to the Fund, may provide capital to the Fund for a guaranteed recovery of up to 80% of the par value of the BNY Institutional Cash Reserve Series B, subject to the conditions explained in Note 10. This valuation represents the fair value of the CSA as of December 31, 2009.

Summary of Investments by Industry Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Alternative Waste Technologies	8.3%	$2,137,504
Energy-Alternate Sources	6.1	1,568,976
Engineering/R&D Services	6.2	1,584,456
Environmental Consulting & Engineering	2.1	545,642
Hazardous Waste Disposal	18.3	4,689,495
Miscellaneous Building & Construction	4.2	1,072,950
Non-Hazardous Waste Disposal	40.0	10,266,346
Oil-Field Services	4.1	1,055,008
Recycling	2.0	524,241
Water	8.3	2,122,796
Money Market Fund	0.4	124,599

	100.0%	$25,692,013

See Notes to Financial Statements

GAMING ETF

SCHEDULE OF INVESTMENTS
December 31, 2009

Number of Shares		Value

COMMON STOCKS: 99.8%
Australia: 14.9%
581,929	Aristocrat Leisure Ltd. #	$2,087,264
352,759	Consolidated Media Holdings Ltd. #	966,376
649,422	Crown Ltd. #	4,652,512
816,034	TABCORP Holdings Ltd. #	5,069,164
1,720,903	Tatts Group Ltd. #	3,758,891

		16,534,207

Austria: 2.1%
38,300	BWIN Interactive Entertainment A.G. * #	2,281,977

Canada: 0.6%
83,484	Great Canadian Gaming Corp. *	633,088

China / Hong Kong: 7.5%
1,315,240	Galaxy Entertainment Group Ltd. * † #	539,727
5,796,000	Golden Resorts Group Ltd. #	300,336
263,206	Melco Crown Entertainment Ltd. (ADR) * †	887,004
3,230,800	Sands China Ltd. *	3,941,601
2,120,000	SJM Holdings Ltd. #	1,164,762
1,242,000	Wynn Macau Ltd. *	1,529,665

		8,363,095

Germany: 0.2%
5,970	Tipp24 SE #	246,538

Greece: 6.4%
152,644	Intralot S.A. #	893,647
284,588	OPAP S.A. #	6,257,703

		7,151,350

Italy: 2.0%
93,610	Lottomatica S.p.A. #	1,887,520
77,883	Snai S.p.A. * #	334,469

		2,221,989

Japan: 4.6%
191	Fields Corp. #	237,136
54,308	Heiwa Corp. #	555,535
13,865	Mars Engineering Corp. #	334,834
71,873	Sankyo Co. Ltd. #	3,600,467
32,000	Universal Entertainment Corp. #	400,149

		5,128,121

Malaysia: 11.8%
1,045,851	Berjaya Sports Toto BHD #	1,324,579
3,023,138	Genting BHD #	6,443,767
4,535,898	Resorts World BHD #	3,706,937
335,527	Tanjong PLC #	1,647,308

		13,122,591

See Notes to Financial Statements

Number of Shares		Value

New Zealand: 1.7%
777,386	Sky City Entertainment Group Ltd. #	$1,860,759

South Africa: 2.0%
229,114	Gold Reef Resorts Ltd. #	606,739
122,652	Sun International Ltd. * #	1,577,616

		2,184,355

South Korea: 2.4%
185,076	Kangwon Land, Inc. #	2,624,089

Sweden: 1.2%
39,772	Betsson A.B. * #	607,579
29,488	Unibet Group PLC #	712,708

		1,320,287

United Kingdom: 10.9%
177,903	888 Holdings PLC #	318,259
487,041	IG Group Holdings PLC #	2,979,468
1,219,227	Ladbrokes PLC #	2,696,988
236,828	PartyGaming PLC * #	989,433
191,239	Playtech Ltd. † #	1,280,623
321,796	Rank Group PLC * #	429,878
525,354	Sportingbet PLC #	576,955
947,389	William Hill PLC #	2,835,697

		12,107,301

United States: 31.5%
35,084	Ameristar Casinos, Inc.	534,329
74,159	Bally Technologies, Inc. *	3,062,025
74,504	Boyd Gaming Corp. *	623,598
12,973	Churchill Downs Inc.	484,542
50,436	Global Cash Access Holdings, Inc. *	377,766
401,457	International Game Technology	7,535,348
22,364	Isle of Capri Casinos, Inc. *	167,283
419,496	Las Vegas Sands Corp. * †	6,267,270
274,344	MGM Mirage *	2,502,017
91,422	Penn National Gaming, Inc. *	2,484,850
81,211	Pinnacle Entertainment, Inc. *	729,275
87,793	Scientific Games Corp. *	1,277,388
72,478	Shuffle Master, Inc. *	597,219
71,422	WMS Industries Inc. *	2,856,880
93,200	Wynn Resorts Ltd.	5,427,035

		34,926,825

Total Common Stocks (Cost: $93,754,890)		110,706,572

See Notes to Financial Statements

GAMING ETF

SCHEDULE OF INVESTMENTS
(continued)

Number of Shares		Value

MONEY MARKET FUND: 0.3% (Cost: $309,112)
	Dreyfus Government
309,112	Cash Management Fund	$309,112

Total Investments Before Collateral for Securities Loaned: 100.1% (Cost: $94,064,002)		111,015,684

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 6.2%
	Dreyfus Government
6,872,000	Cash Management Fund	6,872,000
	Bank of New York
715	Institutional Cash Reserve Series B (a) #	139

Total Short-Term Investments held as Collateral (Cost: $6,872,715)		6,872,139

OTHER: 0.0% (Cost: $0)
0	Capital Support Agreement (a) #	278

Total Investments: 106.3% (Cost: $100,936,717)		117,888,101
Liabilities in excess of other assets: (6.3)%		(6,953,527)

NET ASSETS: 100.0%		$110,934,574

ADR	American Depositary Receipt

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $6,806,231.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $68,788,806 which represents 62.0% of net assets.

(a)

The Fund has entered into a Capital Support Agreement (CSA) with the Bank of New York Mellon Corporation (BNY Mellon), which provides that BNY Mellon, at no cost to the Fund, may provide capital to the Fund for a guaranteed recovery of up to 80% of the par value of the BNY Institutional Cash Reserve Series B, subject to the conditions explained in Note 10. This valuation represents the fair value of the CSA as of December 31, 2009.

See Notes to Financial Statements

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Casino Resorts	37.0%	$41,105,669
Gaming Technology	33.5	37,212,220
Horse Racing	3.0	3,303,861
Online Gaming	4.4	4,909,956
Sports Betting	21.8	24,174,866
Money Market Fund	0.3	309,112

	100.0%	$111,015,684

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2009

	Africa Index ETF	Brazil Small-Cap ETF

Assets:
Investments, at value (1) (2)	$36,695,652	$693,983,932
Short term investment held as collateral for securities loaned (3)	—	—
Capital Support Agreement	—	—
Cash	—	—
Cash denominated in foreign currency (4)	15,913	6,995,097
Receivables:
Investment securities sold	—	—
Shares sold	—	9,795,775
Due from Adviser	—	—
Dividends and interest	4,123	1,458,966
Prepaid expenses	1,540	1,540

Total assets	36,717,228	712,235,310

Liabilities:
Payables:
Investment securities purchased	17,208	11,999,956
Collateral for securities loaned	—	—
Shares redeemed	—	—
Due to Adviser	2,695	287,746
Due to custodian	—	159,054
Deferred Trustee fees	—	6,158
Accrued expenses	106,608	537,860

Total liabilities	126,511	12,990,774

NET ASSETS	$36,590,717	$699,244,536

Shares outstanding	1,300,000	14,450,000

Net asset value, redemption and offering price per share	$28.15	$48.39

Net Assets consist of:
Aggregate paid in capital	$37,134,252	$565,240,053
Unrealized appreciation (depreciation) of investments and foreign currency transactions	943,222	117,395,905
Undistributed (accumulated) net investment income (loss)	(239,812)	(1,344,911)
Undistributed (accumulated) net realized gain (loss)	(1,246,945)	17,953,489

	$36,590,717	$699,244,536

(1) Value of securities on loan	$—	$—

(2) Cost of Investments	$35,752,556	$576,684,063

(3) Cost of short term investment held as collateral for securities loaned	$—	$—

(4) Cost of cash denominated in foreign currency	$15,564	$6,869,604

See Notes to Financial Statements

	Gulf States Index ETF	Indonesia Index ETF	Poland ETF	Russia ETF	Vietnam ETF

Assets:
Investments, at value (1) (2)	$7,722,146	$201,689,851	$7,231,776	$1,408,100,627	$77,678,373
Short term investment held as collateral for securities loaned (3)	—	—	—	22,693,300	—
Capital Support Agreement	—	—	—	293,650	—
Cash	—	—	—	367,388	—
Cash denominated in foreign currency (4)	24,547	—	—	—	4,771,336
Receivables:
Investment securities sold	—	—	—	2,267,117	—
Shares sold	—	—	—	—	—
Due from Adviser	18,992	—	24,246	—	—
Dividends and interest	68	157,089	—	761,171	94,056
Prepaid expenses	768	768	—	13,839	—

Total assets	7,766,521	201,847,708	7,256,022	1,434,497,092	82,543,765

Liabilities:
Payables:
Investment securities purchased	24,547	—	—	44,597	290,491
Collateral for securities loaned	—	—	—	23,301,388	—
Shares redeemed	—	—	—	—	—
Due to Adviser	—	117,857	—	596,607	38,202
Due to custodian	—	—	—	—	2,980,561
Deferred Trustee fees	—	1,309	37	3,917	512
Accrued expenses	127,175	128,374	32,930	909,202	95,471

Total liabilities	151,722	247,540	32,967	24,855,711	3,405,237

NET ASSETS	$7,614,799	$201,600,168	$7,223,055	$1,409,641,381	$79,138,528

Shares outstanding	400,000	3,250,000	300,000	45,400,000	3,150,000

Net asset value, redemption and offering price per share	$19.04	$62.03	$24.08	$31.05	$25.12

Net Assets consist of:
Aggregate paid in capital	$13,095,300	$181,580,496	$7,282,919	$1,889,237,404	$90,049,109
Unrealized appreciation (depreciation) of investments and foreign currency transactions	(2,287,021)	19,579,868	(10,266)	(9,453,181)	(7,486,279)
Undistributed (accumulated) net investment income (loss)	(4,495)	227,855	(5)	(14,740)	(88,150)
Undistributed (accumulated) net realized gain (loss)	(3,188,985)	211,949	(49,593)	(470,128,102)	(3,336,152)

	$7,614,799	$201,600,168	$7,223,055	$1,409,641,381	$79,138,528

(1) Value of securities on loan	$—	$—	$—	$22,902,599	$—

(2) Cost of Investments	$10,009,167	$182,110,371	$7,242,042	$1,417,239,369	$85,165,198

(3) Cost of short term investment held as collateral for securities loaned	$—	$—	$—	$23,301,388	$—

(4) Cost of cash denominated in foreign currency	$24,547	$—	$—	$—	$4,771,091

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2009

	Environmental Services ETF	Gaming ETF

Assets:
Investments, at value (1) (2)	$25,692,013	$111,015,684
Short term investment held as collateral for securities loaned (3)	852,067	6,872,139
Capital Support Agreement	34,024	278
Cash	—	—
Cash denominated in foreign currency (4)	—	—
Receivables:
Investment securities sold	1,534,429	25,376
Shares sold	4,297,643	—
Due from Adviser	—	—
Dividends and interest	38,904	57,570
Prepaid expenses	1,540	1,541

Total assets	32,450,620	117,972,588

Liabilities:
Payables:
Investment securities purchased	3,678,112	—
Collateral for securities loaned	922,523	6,872,715
Shares redeemed	2,148,822	—
Due to Adviser	9,192	54,735
Due to custodian	—	—
Deferred Trustee fees	2,010	1,245
Accrued expenses	84,165	109,319

Total liabilities	6,844,824	7,038,014

NET ASSETS	$25,605,796	$110,934,574

Shares outstanding	600,000	4,700,000

Net asset value, redemption and offering price per share	$42.68	$23.60

Net Assets consist of:
Aggregate paid in capital	$37,772,196	$95,466,920
Unrealized appreciation (depreciation) of investments and foreign currency transactions	(3,442,034)	16,951,482
Undistributed (accumulated) net investment income (loss)	(2,452)	(19,109)
Undistributed (accumulated) net realized gain (loss)	(8,721,914)	(1,464,719)

	$25,605,796	$110,934,574

(1) Value of securities on loan	$856,065	$6,806,231

(2) Cost of Investments	$29,097,615	$94,064,002

(3) Cost of short term investment held as collateral for securities loaned	$922,523	$6,872,715

(4) Cost of cash denominated in foreign currency	$—	$—

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

STATEMENTS OF OPERATIONS

	Africa Index ETF	Brazil Small-Cap ETF

	Year Ended December 31, 2009	For the Period May 12, 2009* through December 31, 2009

Income:
Dividends	$354,019	$3,016,007
Interest	189	54,116
Securities lending income	100	1,299
Foreign taxes withheld	(18,775)	(1,313)

Total income	335,533	3,070,109

Expenses:
Management fees	94,606	892,535
Professional fees	23,640	48,943
Insurance	1,442	1,442
Trustees’ fees and expenses	771	7,855
Reports to shareholders	24,444	30,792
Indicative optimized portfolio value fee	7,498	17,012
Custodian fees	61,643	218,660
Registration fees	10,557	29,498
Transfer agent fees	1,161	503
Fund accounting fees	28,457	9,258
Interest	2,459	372
Other	13,153	5,942

Total expenses	269,831	1,262,812
Waiver of management fees	(94,606)	—
Expenses assumed by the Adviser	(15,719)	—

Net expenses	159,506	1,262,812

Net investment income (loss)	176,027	1,807,297

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments sold	(758,328)	21,552,757
Net realized gain (loss) on in-kind redemptions	—	—
Net realized gain (loss) on foreign currency transactions	(117,740)	(324,726)
Net change in unrealized appreciation (depreciation) of investments	3,996,867	117,299,868
Net change in unrealized appreciation (depreciation) of foreign denominated assets and liabilities	222	96,037

Net realized and unrealized gain (loss) on investments	3,121,021	138,623,936

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,297,048	$140,431,233

* Commencement of operations.

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

STATEMENTS OF OPERATIONS

	Gulf States Index ETF	Indonesia Index ETF

	Year Ended December 31, 2009	For the Period January 15, 2009* through December 31, 2009

Income:
Dividends	$171,464	$1,607,678
Interest	343	57
Securities lending income	—	—
Foreign taxes withheld	(9,793)	(238,109)

Total income	162,014	1,369,626

Expenses:
Management fees	32,894	339,351
Professional fees	21,615	39,775
Insurance	723	723
Trustees’ fees and expenses	340	2,149
Reports to shareholders	30,871	9,985
Indicative optimized portfolio value	11,321	13,483
Custodian fees	155,694	58,019
Registration fees	10,621	5,004
Transfer agent fees	2,075	612
Fund accounting fees	31,776	15,996
Interest	442	1,679
Other	6,592	3,381

Total expenses	304,964	490,157
Waiver of management fees	(32,894)	(6,597)
Expenses assumed by the Adviser	(207,154)	—

Net expenses	64,916	483,560

Net investment income (loss)	97,098	886,066

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments sold	(2,931,636)	250,174
Net realized gain (loss) on in-kind redemptions	—	6,910,621
Net realized gain (loss) on foreign currency transactions	(27,860)	(58,797)
Net change in unrealized appreciation (depreciation) of investments	2,572,244	19,579,481
Net change in unrealized appreciation (depreciation) of foreign denominated assets and liabilities	—	387

Net realized and unrealized gain (loss) on investments	(387,252)	26,681,866

Net Increase (Decrease) in Net Assets Resulting from Operations	$(290,154)	$27,567,932

* Commencement of operations

See Notes to Financial Statements

	Poland ETF	Russia ETF	Vietnam ETF	Environmental Services ETF	Gaming ETF

	For the Period November 24, 2009* through December 31, 2009	Year Ended December 31, 2009	For the Period August 11, 2009* through December 31, 2009	Year Ended December 31, 2009	Year Ended December 31, 2009

Income:
Dividends	$1,500	$10,808,279	$223,211	$325,943	$2,976,950
Interest	—	2,798	85	110	166
Securities lending income	—	297,619	1,106	10,709	69,809
Foreign taxes withheld	—	(1,981,157)	(3,469)	(20,319)	(141,427)

Total income	1,500	9,127,539	220,933	316,443	2,905,498

Expenses:
Management fees	2,421	3,957,791	105,980	105,309	388,863
Professional fees	26,085	76,826	37,304	3,899	25,412
Insurance	—	36,637	—	3,806	3,806
Trustees’ fees and expenses	37	31,628	708	800	2,802
Reports to shareholders	814	103,456	6,911	1,412	15,177
Indicative optimized portfolio value	740	10,264	6,223	—	2,688
Custodian fees	2,035	1,785,991	39,923	13,170	47,330
Registration fees	814	16,110	4,642	5,682	7,725
Transfer agent fees	74	2,212	320	2,806	2,672
Fund accounting fees	1,702	198,001	2,216	42,071	34,789
Interest	—	93,927	—	2,005	6,167
Other	666	24,929	2,212	635	11,136

Total expenses	35,388	6,337,772	206,439	181,595	548,567
Waiver of management fees	(2,421)	(782,094)	—	(63,750)	(36,878)
Expenses assumed by the Adviser	(29,287)	—	—	—	—

Net expenses	3,680	5,555,678	206,439	117,845	511,689

Net investment income (loss)	(2,180)	3,571,861	14,494	198,598	2,393,809

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments sold	(49,593)	(286,598,150)	(3,200,277)	(5,311,834)	(1,239,557)
Net realized gain (loss) on in-kind redemptions	—	57,333,845	17,186	241,675	2,845,455
Net realized gain (loss) on foreign currency transactions	98	—	(126,918)	—	(143,063)
Net change in unrealized appreciation (depreciation) of investments	(10,266)	838,245,676	(7,486,825)	8,612,799	18,963,190
Net change in unrealized appreciation (depreciation) of foreign denominated assets and liabilities	—	—	546	—	255

Net realized and unrealized gain (loss) on investments	(59,761)	608,981,371	(10,796,288)	3,542,640	20,426,280

Net Increase (Decrease) in Net Assets Resulting from Operations	$(61,941)	$612,553,232	$(10,781,794)	$3,741,238	$22,820,089

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Africa Index ETF

	Year Ended December 31, 2009	For the Period July 10, 2008* through December 31, 2008

Operations:
Net investment income (loss)	$176,027	$54,827
Net realized gain (loss) on investments and foreign currency transactions	(876,068)	(507,328)
Net realized gain on in-kind redemptions	—	—
Net change in unrealized appreciation (depreciation) of investments and foreign denominated assets and liabilities	3,997,089	(3,053,867)

Net increase (decrease) in net assets resulting from operations	3,297,048	(3,506,368)

Distributions to shareholders from:
Net investment income	(297,700)	(38,000)
Net realized capital gains	—	—

Total Distributions	(297,700)	(38,000)

Share transactions:**
Proceeds from sale of shares	29,263,236	7,872,501
Cost of shares redeemed	—	—

Increase (decrease) in net assets resulting from share transactions	29,263,236	7,872,501

Total increase (decrease) in net assets	32,262,584	4,328,133
Net Assets, beginning of period	4,328,133	—

Net Assets, end of period***	$36,590,717	$4,328,133

*** Including undistributed (accumulated) net investment income (loss)	$(239,812)	$(6,649)

** Shares of Common Stock Issued (no par value)
Shares sold	1,100,000	200,000
Shares redeemed	—	—

Net increase (decrease)	1,100,000	200,000

* Commencement of operations

See Notes to Financial Statements

	Brazil Small-Cap ETF	Gulf States Index ETF		Indonesia Index ETF	Poland ETF

	For the Period May 12, 2009* through December 31, 2009	Year Ended December 31, 2009	For the Period July 22, 2008* through December 31, 2008	For the Period January 15, 2009* through December 31, 2009	For the Period November 24, 2009* through December 31, 2009

Operations:
Net investment income (loss)	$1,807,297	$97,098	$(25,547)	$886,066	$(2,180)
Net realized gain (loss) on investments and foreign currency transactions	21,228,031	(2,959,496)	(272,492)	191,377	(49,495)
Net realized gain on in-kind redemptions	—	—	—	6,910,621	—
Net change in unrealized appreciation (depreciation) of investments and foreign denominated assets and liabilities	117,395,905	2,572,244	(4,859,265)	19,579,868	(10,266)

Net increase (decrease) in net assets resulting from operations	140,431,233	(290,154)	(5,157,304)	27,567,932	(61,941)

Distributions to shareholders from:
Net investment income	(2,835,750)	(72,000)	—	(585,000)	—
Net realized capital gains	(3,591,000)	—	—	—	—

Total Distributions	(6,426,750)	(72,000)	—	(585,000)	—

Share transactions:**
Proceeds from sale of shares	565,240,053	4,175,150	9,668,619	194,577,560	7,284,996
Cost of shares redeemed	—	(709,512)	—	(19,960,324)	—

Increase (decrease) in net assets resulting from share transactions	565,240,053	3,465,638	9,668,619	174,617,236	7,284,996

Total increase (decrease) in net assets	699,244,536	3,103,484	4,511,315	201,600,168	7,223,055
Net Assets, beginning of period	—	4,511,315	—	—	—

Net Assets, end of period***	$699,244,536	$7,614,799	$4,511,315	$201,600,168	$7,223,055

*** Including undistributed (accumulated) net investment income (loss)	$(1,344,911)	$(4,495)	$(4,423)	$227,855	$(5)

** Shares of Common Stock Issued (no par value)
Shares sold	14,450,000	200,000	250,000	3,600,000	300,000
Shares redeemed	—	(50,000)	—	(350,000)	—

Net increase (decrease)	14,450,000	150,000	250,000	3,250,000	300,000

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Russia ETF

	Year Ended December 31, 2009	Year Ended December 31, 2008

Operations:
Net investment income	$3,571,861	$11,339,105
Net realized loss on investments and foreign currency transactions	(286,598,150)	(199,676,674)
Net realized gain on in-kind redemptions	57,333,845	32,311,895
Net change in unrealized appreciation (depreciation) of investments and foreign denominated assets and liabilities	838,245,676	(923,103,567)

Net increase (decrease) in net assets resulting from operations	612,553,232	(1,079,129,241)

Distributions to shareholders from:
Net investment income	(3,586,600)	(11,494,800)
Net realized capital gains	—	—
Return of Capital	—	—

Total distributions	(3,586,600)	(11,494,800)

Share transactions:**
Proceeds from sale of shares	589,025,547	1,137,272,253
Cost of shares redeemed	(191,973,975)	(443,093,997)

Increase (decrease) in net assets resulting from share transactions	397,051,572	694,178,256

Total increase (decrease) in net assets	1,006,018,204	(396,445,785)
Net Assets, beginning of period	403,623,177	800,068,962

Net Assets, end of period***	$1,409,641,381	$403,623,177

*** Including undistributed (accumulated) net investment income (loss)	$(14,740)	$(1)

** Shares of Common Stock Issued (no par value)
Shares sold	23,250,000	28,600,000
Shares redeemed	(8,750,000)	(13,000,000)

Net increase (decrease)	14,500,000	15,600,000

* Commencement of operations

See Notes to Financial Statements

	Vietnam ETF	Environmental Services ETF		Gaming ETF

	For the Period August 11, 2009* through December 31, 2009	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2009	For the Period January 22, 2008* through December 31, 2008

Operations:
Net investment income	$14,494	$198,598	$262,927	$2,393,809	$84,196
Net realized loss on investments and foreign currency transactions	(3,327,195)	(5,311,834)	(3,559,685)	(1,382,620)	(269,929)
Net realized gain on in-kind redemptions	17,186	241,675	(368,782)	2,845,455	—
Net change in unrealized appreciation (depreciation) of investments and foreign denominated assets and liabilities	(7,486,279)	8,612,799	(14,101,443)	18,963,445	(2,011,963)

Net increase (decrease) in net assets resulting from operations	(10,781,794)	3,741,238	(17,766,983)	22,820,089	(2,197,696)

Distributions to shareholders from:
Net investment income	—	(206,800)	(255,500)	(2,287,773)	(34,500)
Net realized capital gains	(111,600)	—	—	—	—
Return of Capital	—	—	—	(123,327)	—

Total distributions	(111,600)	(206,800)	(255,500)	(2,411,100)	(34,500)

Share transactions:**
Proceeds from sale of shares	91,403,117	8,131,359	29,241,550	96,291,688	6,813,331
Cost of shares redeemed	(1,371,195)	(10,746,657)	(22,844,166)	(8,397,398)	(1,949,840)

Increase (decrease) in net assets resulting from share transactions	90,031,922	(2,615,298)	6,397,384	87,894,290	4,863,491

Total increase (decrease) in net assets	79,138,528	919,140	(11,625,099)	108,303,279	2,631,295
Net Assets, beginning of period	—	24,686,656	36,311,755	2,631,295	—

Net Assets, end of period***	$79,138,528	$25,605,796	$24,686,656	$110,934,574	$2,631,295

*** Including undistributed (accumulated) net investment income (loss)	$(88,150)	$(2,452)	$5,420	$(19,109)	$17,120

** Shares of Common Stock Issued (no par value)
Shares sold	3,200,000	200,000	550,000	4,900,000	200,000
Shares redeemed	(50,000)	(300,000)	(550,000)	(350,000)	(50,000)

Net increase (decrease)	3,150,000	(100,000)	—	4,550,000	150,000

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period:

	Africa Index ETF

	Year Ended December 31, 2009	For the Period July 10, 2008* through December 31, 2008

Net Asset Value, Beginning of Period	$21.64	$40.25

Income from Investment Operations:
Net Investment Income	0.16	0.27
Net Realized and Unrealized Gain (Loss) on Investments	6.58	(18.69)

Total from Investment Operations	6.74	(18.42)

Less Distributions from:
Net Investment Income	(0.23)	(0.19)
Short-Term Capital Gains	—	—
Return of Capital	—	—

Total Distributions	(0.23)	(0.19)

Net Asset Value, End of Period	$28.15	$21.64

Total Return (a)	31.15%	(45.76	)%(c)

Ratios/Supplementary Data
Net Assets, End of Period (000’s)	$36,591	$4,328
Ratio of Gross Expenses to Average Net Assets	1.43%	3.15	%(b)
Ratio of Net Expenses to Average Net Assets	0.84%	0.88	%(b)
Ratio of Net Expenses, Excluding Interest Expense, to Average Net Assets	0.83%	0.83	%(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.93%	2.39	%(b)
Portfolio Turnover Rate	30%	16%

(a)

Total return is calculated assuming an initial investment of $10,000 made at the net asset value at the beginning of the period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

(b)	Annualized.
(c)	Not Annualized.
*	Commencement of operations.

See Notes to Financial Statements

	Brazil Small-Cap ETF		Gulf States Index ETF			Indonesia Index ETF		Poland ETF

	For the Period May 12, 2009* through December 31, 2009		Year Ended December 31, 2009	For the Period July 22, 2008* through December 31, 2008		For the Period January 15, 2009* through December 31, 2009		For the Period November 24, 2009* through December 31, 2009

Net Asset Value, Beginning of Period	$24.74		$18.05	$40.06		$24.89		$24.71

Income from Investment Operations:
Net Investment Income	0.13		0.25	(0.10)		0.27		(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	23.97		0.92	(21.91)		37.05		(0.62)

Total from Investment Operations	24.10		1.17	(22.01)		37.32		(0.63)

Less Distributions from:
Net Investment Income	(0.20)		(0.18)	—		(0.18)		—
Short-Term Capital Gains	(0.25)		—	—		—		—
Return of Capital	—		—	—		—		—

Total Distributions	(0.45)		(0.18)	—		(0.18)		0.00

Net Asset Value, End of Period	$48.39		$19.04	$18.05		$62.03		$24.08

Total Return (a)	97.42	%(c)	6.48%	(54.94	)%(c)	149.94	%(c)	(2.55	)%(c)

Ratios/Supplementary Data
Net Assets, End of Period (000’s)	$699,245		$7,615	$4,511		$201,600		$7,223
Ratio of Gross Expenses to Average Net Assets	0.71	%(b)	4.64%	2.16	%(b)	0.72	%(b)	7.31	%(b)
Ratio of Net Expenses to Average Net Assets	0.71	%(b)	0.99%	1.00	%(b)	0.71	%(b)	0.76	%(b)
Ratio of Net Expenses, Excluding Interest Expense, to Average Net Assets	0.71	%(b)	0.98%	0.98	%(b)	0.71	%(b)	0.76	%(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.01	%(b)	1.48%	(0.94	)%(b)	1.31	%(b)	(0.45	)%(b)
Portfolio Turnover Rate	72%		43%	13%		26%		9%

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period:

	Russia ETF

	Year Ended December 31, 2009	Year Ended December 31, 2008	For the Period April 24, 2007* through December 31, 2007

Net Asset Value, Beginning of Period	$13.06	$52.29	$39.22

Income from Investment Operations:
Net Investment Income	0.08	0.37	0.10
Net Realized and Unrealized Gain (Loss) on Investments	17.99	(39.23)	13.08

Total from Investment Operations	18.07	(38.86)	13.18

Less Distributions from:
Net Investment Income	(0.08)	(0.37)	(0.11)
Short-Term Capital Gains	—	—	—
Return of Capital	—	—	—

Total Distributions	(0.08)	(0.37)	(0.11)

Net Asset Value, End of Period	$31.05	$13.06	$52.29

Total Return (a)	138.36%	(74.31)%	33.61	%(c)

Ratios/Supplementary Data
Net Assets, End of Period (000’s)	$1,409,641	$403,623	$800,069
Ratio of Gross Expenses to Average Net Assets	0.80%	0.62%	0.70	%(b)
Ratio of Net Expenses to Average Net Assets	0.70%	0.62%	0.69	%(b)
Ratio of Net Expenses, Excluding Interest Expense, to Average Net Assets	0.69%	0.62%	0.69	%(b)
Ratio of Net Investment Income to Average Net Assets	0.45%	1.27%	0.86	%(b)
Portfolio Turnover Rate	29%	23%	33%

(a)

Total return is calculated assuming an initial investment of $10,000 made at the net asset value at the beginning of the period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

(b)	Annualized.
(c)	Not Annualized.
*	Commencement of operations.

See Notes to Financial Statements

	Vietnam ETF		Environmental Services ETF

	For the Period August 11, 2009* through December 31, 2009		Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007	For the Period October 10, 2006* through December 31, 2006

Net Asset Value, Beginning of Period	$25.04		$35.27	$51.87	$44.55	$39.93

Income from Investment Operations:
Net Investment Income	0.00		0.36	0.38	0.33	0.02
Net Realized and Unrealized Gain (Loss) on Investments	0.12		7.43	(16.61)	7.53	4.65

Total from Investment Operations	0.12		7.79	(16.23)	7.86	4.67

Less Distributions from:
Net Investment Income	—		(0.38)	(0.37)	(0.54)	(0.05)
Short-Term Capital Gains	(0.04)		—	—	—	—
Return of Capital	—		—	—	—	—

Total Distributions	(0.04)		(0.38)	(0.37)	(0.54)	(0.05)

Net Asset Value, End of Period	$25.12		$42.68	$35.27	$51.87	$44.55

Total Return (a)	0.46	%(c)	22.07%	(31.30)%	17.64%	11.70	%(c)

Ratios/Supplementary Data
Net Assets, End of Period (000’s)	$79,139		$25,606	$24,687	$36,312	$40,095
Ratio of Gross Expenses to Average Net Assets	0.96	%(b)	0.86%	0.68%	0.86%	1.40	%(b)
Ratio of Net Expenses to Average Net Assets	0.96	%(b)	0.56%	0.55%	0.55%	0.54	%(b)
Ratio of Net Expenses, Excluding Interest Expense, to Average Net Assets	0.96	%(b)	0.55%	0.55%	0.55%	0.54	%(b)
Ratio of Net Investment Income to Average Net Assets	0.07	%(b)	0.94%	0.73%	0.75%	0.24	%(b)
Portfolio Turnover Rate	26%		24%	32%	3%	3%

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period:

	Gaming ETF

	Year Ended December 31, 2009	For the Period January 22, 2008* through December 31, 2008

Net Asset Value, Beginning of Period	$17.54	$39.39

Income from Investment Operations:
Net Investment Income	0.40	0.56
Net Realized and Unrealized Gain (Loss) on Investments	6.17	(22.18)

Total from Investment Operations	6.57	(21.62)

Less Distributions from:
Net Investment Income	(0.49)	(0.23)
Short-Term Capital Gains	—	—
Return of Capital	(0.02)	—

Total Distributions	(0.51)	(0.23)

Net Asset Value, End of Period	$23.60	$17.54

Total Return (a)	37.47%	(54.89	)%(c)

Ratios/Supplementary Data
Net Assets, End of Period (000’s)	$110,935	$2,631
Ratio of Gross Expenses to Average Net Assets	0.71%	3.89	%(b)
Ratio of Net Expenses to Average Net Assets	0.66%	0.70	%(b)
Ratio of Net Expenses, Excluding Interest Expense, to Average Net Assets	0.65%	0.65	%(b)
Ratio of Net Investment Income to Average Net Assets	3.08%	2.81	%(b)
Portfolio Turnover Rate	33%	19%

(a)

Total return is calculated assuming an initial investment of $10,000 made at the net asset value at the beginning of the period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

(b)	Annualized.
(c)	Not Annualized.
*	Commencement of operations.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
December 31, 2009

Note 1—Fund Organization—Market Vectors ETF Trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and as of June 30, 2009, offers twenty three investment portfolios.

These financial statements relate only to the following investment portfolios: Africa Index ETF, Brazil Small-Cap ETF, Gulf States Index ETF, Indonesia Index ETF, Russia ETF, Vietnam ETF, Poland ETF, Environmental Services ETF and Gaming ETF (each a “Fund” and, together, the “Funds”). Each Fund was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in substantially the same weighting, in an index sponsored, licensed or managed by the NYSE Euronext (“NYSE Arca”), the Deutsche Börse A.G. (“DAXglobal®”), Dow Jones & Company (“Dow Jones”), 4asset-management GmbH, and S-Network (“S-Network”). The Funds and their respective Indices and commencement of operations dates are presented below:

Fund	Commencement of Operations	Index

Africa Index ETF	July 10, 2008	Dow Jones Africa Titans 50 IndexSM

Brazil Small-Cap ETF	May 12, 2009	Market Vectors Brazil Small-Cap IndexSM

Gulf States Index ETF	July 22, 2008	Dow Jones GCC Titans 40 IndexSM

Indonesia Index ETF	January 15, 2009	Market Vectors Indonesia IndexSM

Poland ETF	November 24, 2009	Market Vectors Poland Total Return Index

Russia ETF	April 24, 2007	DAXglobal® Russia+ Index

Vietnam ETF	August 11, 2009	Market Vectors Vietnam Total Return Index

Environmental Services ETF	October 10, 2006	NYSE Arca Environmental Services Index

Gaming ETF	January 22, 2008	S-Network Global Gaming Index®

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS
(continued)

The following is a summary of significant accounting policies followed by the Funds.

A.

Security Valuation–Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Securities for which market values are not readily available, or whose values have been affected by events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the close of the securities’ primary market, are valued using methods approved by the Board of Trustees. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The price which the Funds may realize upon sale of an investment may differ materially from the value presented on the Schedule of Investments. Money Market Fund investments are valued at net asset value. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

	Level 1 -	Quoted prices in active markets for identical securities.

	Level 2 -	Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

	Level 3 -	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

In April 2009, FASB Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased

and Identifying Transactions That Are Not Orderly, (“ASC 820”) was issued and is effective for fiscal years and interim periods ending after June 15, 2009. ASC 820 provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased and also includes guidance on identifying circumstances that indicate a transaction is not orderly. ASC 820 also requires additional disclosures on fair valuation inputs and techniques and requires expanded fair value hierarchy disclosures by each major security type. The Funds have adopted ASC 820 effective June 30, 2009.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Funds’ investments as of December 31, 2009 is as follows:

Africa Index ETF	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Fair Value of Investments

Common Stock:
Angola	$—	$421,540	$—	$421,540
Australia	—	441,716	—	441,716
Canada	1,624,596	—	—	1,624,596
Egypt	—	6,770,656	—	6,770,656
Kenya	335,423	—	—	335,423
Kuwait	1,414,248	—	—	1,414,248
Morocco	—	4,921,061	—	4,921,061
Nigeria	2,238,072	3,812,260	—	6,050,332
South Africa	—	11,030,215	—	11,030,215
United Kingdom	1,027,057	2,453,151	—	3,480,208

Money Market Fund:
United States	205,657	—	—	205,657

Total	$6,845,053	$29,850,599	$—	$36,695,652

NOTES TO FINANCIAL STATEMENTS
(continued)

Brazil Small-Cap ETF	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Fair Value of Investments

Total Investments*	$693,983,932	$—	$—	$693,983,932

* See Schedule of Investments for security type and industry sector breakouts

Gulf States Index ETF	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Fair Value of Investments

Common Stocks:
Bahrain	$68,046	$48,788	$—	$116,834
Iraq	—	324,500	—	324,500
Kuwait	891,744	2,198,688	—	3,090,432
Oman	121,340	240,928	—	362,268
Qatar	—	1,637,546	—	1,637,546
United Arab Emirates Abu Dhabi	—	972,760	—	972,760
United Arab Emirates Dubai	—	1,101,850	—	1,101,850

Convertible Bond:
Oman	—	3,970	—	3,970

Money Market Fund:
United States	111,986	—	—	111,986

Total	$1,193,116	$6,529,030	$—	$7,722,146

Indonesia Index ETF	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Fair Value of Investments

Common Stocks:
Basic Materials	$—	$24,680,522	$—	$24,680,522
Communications	16,106,162	4,135,999	—	20,242,161
Consumer, Cyclical	—	16,319,516	—	16,319,516
Consumer, Non-cyclical	—	28,095,406	—	28,095,406
Energy	—	36,169,818	—	36,169,818
Financial	—	49,714,200	—	49,714,200
Industrial	—	15,088,205	—	15,088,205
Utilities	—	10,808,351	—	10,808,351

Money Market Fund:
United States	571,672	—	—	571,672

Total	$16,677,834	$185,012,017	$—	$201,689,851

Poland ETF	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Fair Value of Investments

Common Stocks:
Consumer Discretionary	$—	$96,279	$—	$96,279
Consumer Staple	333,959	481,123	—	815,082
Energy	—	1,290,466	—	1,290,466
Financial	—	2,475,442	—	2,475,442
Health Care	—	76,932	—	76,932
Industrial	—	643,091	—	643,091
Information Technology	—	320,612	—	320,612
Materials	—	486,616	—	486,616
Telecommunication Services	—	1,011,316	—	1,011,316

Money Market Fund:
United States	15,940	—	—	15,940

Total	$349,899	$6,881,877	$—	$7,231,776

Russia ETF	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Fair Value of Investments

Common Stocks:
Basic Materials	$32,997,741	$262,476,242	$—	$295,473,983
Communications	126,015,072	36,746,253	—	162,761,325
Consumer, Cyclical	18,935,662	—	—	18,935,662
Consumer, Non-cyclical	12,038,010	33,512,606	—	45,550,616
Energy	—	631,275,560	—	631,275,560
Financial	—	186,187,053	—	186,187,053
Industrial	—	19,553,753	—	19,553,753
Utilities	—	47,412,219	—	47,412,219

Money Market Fund:
United States	23,496,456	147,300	—	23,643,756

Capital Support Agreement	—	—	293,650	293,650

Total	$213,482,941	$1,217,310,986	$293,650	$1,431,087,577

The following table reconciles the valuation of Russia ETF’s Level 3 investment securities and related transactions during the year ended December 31, 2009:

Balance as of 12/31/08	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of level 3	293,650

Balance as of 12/31/09	$293,650

NOTES TO FINANCIAL STATEMENTS (continued)

Vietnam ETF	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Fair Value of Investments

Common Stocks:
Basic Materials	$—	$4,063,181	$—	$4,063,181
Communications	—	1,231,506	—	1,231,506
Consumer, Cyclical	—	5,518,044	—	5,518,044
Consumer, Non-cyclical	—	1,664,088	—	1,664,088
Energy	3,836,597	9,932,850	—	13,769,447
Financial	—	30,195,811	—	30,195,811
Industrial	4,974,582	13,660,718	—	18,635,300
Utilities	—	2,113,544	—	2,113,544
Closed End Fund	—	487,452	—	487,452

Money Market Fund:
United States	—	—	—	—

Total	$8,811,179	$68,867,194	$—	$77,678,373

Environmental Services ETF*	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Fair Value of Investments

Common Stocks	$25,567,414	$—	$—	$25,567,414

Money Market Fund	959,599	17,067	—	976,666

Capital Support Agreement	—	—	34,024	34,024

Total	$26,527,013	$17,067	$34,024	$26,578,104

*	See Schedule of Investments for security type and geographic sector breakouts

The following table reconciles the valuation of Environmental Services ETF’s Level 3 investment securities and related transactions during the year ended December 31, 2009:

Balance as of 12/31/08	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of level 3	34,024

Balance as of 12/31/09	$34,024

Gaming ETF	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Fair Value of Investments

Common Stocks:
Australia	$—	$16,534,207	$—	$16,534,207
Austria	—	2,281,977	—	2,281,977
Canada	633,088	—	—	633,088
China / Hong Kong	6,358,270	2,004,825	—	8,363,095
Germany	—	246,538	—	246,538
Greece	—	7,151,350	—	7,151,350
Italy	—	2,221,989	—	2,221,989
Japan	—	5,128,121	—	5,128,121
Malaysia	—	13,122,591	—	13,122,591
New Zealand	—	1,860,759	—	1,860,759
South Africa	—	2,184,355	—	2,184,355
South Korea	—	2,624,089	—	2,624,089
Sweden	—	1,320,287	—	1,320,287
United Kingdom	—	12,107,301	—	12,107,301
United States	34,926,825	—	—	34,926,825

Money Market Fund:
United States	7,181,112	139	—	7,181,251

Capital Support Agreement	—	—	278	278

Total	$49,099,295	$68,788,528	$278	$117,888,10 1

The following table reconciles the valuation of Gaming ETF’s Level 3 investment securities and related transactions during the year ended December 31, 2009:

Balance as of 12/31/08	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)
Net purchases (sales)	—
Transfers in and/or out of level 3	278

Balance as of 12/31/09	$278

B.

Federal Income Taxes–It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.

Dividends and Distributions to Shareholders–Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from such amounts determined in accordance with GAAP.

NOTES TO FINANCIAL STATEMENTS
(continued)

D.

Currency Translation–Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gains and losses from foreign currency transactions.

E.

Other–Security transactions are accounted for on trade date. Transactions in certain securities may take longer than the customary settlement cycle to be completed. The counterparty is required to collateralize such trades with cash in excess of the market value of the transaction, which is held at the custodian and marked to market daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Realized gains and losses are calculated on the identified cost basis. Interest income, including amortization of premiums and discounts, is accrued as earned.

F.

Use of Derivative Instruments–In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“ASC 815”), which is effective for fiscal years and interim periods beginning after November 15, 2008. ASC 815 changes the disclosure requirements for derivative instruments and hedging activities requiring that: (1) the objectives for using derivative instruments be disclosed in terms of underlying risk and accounting designation, (2) the fair values of derivative instruments and their gains and losses be disclosed in a tabular format, and (3) information be disclosed about credit-risk contingent features of derivatives contracts. The Funds adopted ASC 815 May 1, 2009. The Funds did not utilize derivative instruments during the year ended December 31, 2009.

Forward Foreign Currency Contracts–The Funds are subject to foreign currency risk in the normal course of pursuing its investment objectives. Each Fund may enter into forward foreign currency contracts as hedges against either specific transactions or portfolio positions. All commitments are “marked-to-market” daily at the closing prices of such currencies and any resulting unrealized gains or losses are recorded currently. A Fund realizes gains or losses at the time the forward contracts are extinguished. Such contracts, which are designed to protect the value of the Fund’s securities against a decline in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities; they simply establish an exchange rate at a future date. Although such contracts tend to minimize risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase. At December 31, 2009, there were no open forward foreign currency contracts in the Funds.

Note 3–Investment Management and Other Agreements–The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 0.50% of each Fund’s average daily net assets. The Adviser has agreed, at least until May 1, 2010 (May 1, 2011 for Poland ETF), to voluntarily waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that each Fund’s total annual operating expenses do not exceed the expense caps, excluding interest expense, listed in the table below.

The expense caps and the amounts assumed by the Adviser for the year ended December 31, 2009, are as follows:

Fund	Expense Cap	Waiver of Management Fees	Expenses Assumed By the Adviser

Africa Index ETF	0.83%	$94,606	$15,719
Brazil Small-Cap ETF	0.73	—	—
Gulf States Index ETF	0.98	32,894	207,154
Indonesia Index ETF	0.71	6,597	—
Poland ETF	0.76	2,421	29,287
Russia ETF	0.69	782,094	—
Vietnam ETF	0.99	—	—
Environmental Services ETF	0.55	63,750	—
Gaming ETF	0.65	36,878	—

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ Distributor. Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

Note 4–Investments–For the year ended December 31, 2009, the cost of purchases and proceeds from sales of investments other than U.S. government obligations and short-term obligations (excluding capital share transactions described in Note 6) were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold

Africa Index ETF	$21,118,245	$5,608,201
Brazil Small-Cap ETF	745,997,630	220,211,290
Gulf States Index ETF	6,226,122	2,704,509

NOTES TO FINANCIAL STATEMENTS
(continued)

Fund	Cost of Investments Purchased	Proceeds from Investments Sold

Indonesia Index ETF	$19,588,560	$19,833,093
Russia ETF	277,822,835	224,491,656
Vietnam ETF	88,252,593	15,809,562
Poland ETF	433,500	443,317
Environmental Services ETF	6,431,028	5,072,892
Gaming ETF	46,332,308	24,784,687

Note 5–Income Taxes–As of December 31, 2009, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Africa Index ETF	$36,106,966	$7,123,146	$(6,534,460)	$588,686
Brazil Small-Cap ETF	582,280,021	119,020,794	(1,720,925)	111,703,911
Gulf States Index ETF	11,642,304	160,650	(4,080,808)	(3,920,158)
Indonesia Index ETF	182,121,579	54,710,283	(35,142,011)	19,568,272
Poland ETF	7,242,042	121,469	(131,735)	(10,266)
Russia ETF	1,511,570,344	134,850,134	(215,332,900)	(80,482,766)
Vietnam ETF	87,522,947	2,869,221	(12,713,794)	(9,844,574)
Environmental Services ETF	30,101,311	869,813	(4,393,020)	(3,523,207)
Gaming ETF	101,779,392	34,455,059	(18,346,349)	16,108,710

At December 31, 2009, the components of accumulated earnings (deficit) on a tax basis, for each Fund, were as follows:

Fund	Undistributed Ordinary Income	Accumulated Capital Losses	Post- October Losses	Other Temporary Difference	Unrealized Appreciation (Depreciation)	Total

Africa Index ETF	$—	$(1,114,444)	$(17,538)	$(364)	$588,811	$(543,535)
Brazil Small-Cap ETF	22,206,827	—	—	(2,289)	111,799,945	134,004,483
Gulf States Index ETF	—	(1,239,993)	(320,155)	(193)	(3,920,160)	(5,480,501)
Indonesia Index ETF	451,924	—	—	(913)	19,568,661	20,019,672
Poland ETF	—	—	(49,593)	(5)	(10,266)	(59,864)
Russia ETF	16,076	(370,611,961)	(28,486,554)	(30,815)	(80,482,769)	(479,596,023)
Vietnam ETF	—	—	(1,066,286)	(268)	(9,844,027)	(10,910,581)
Environmental Services ETF	—	(8,555,838)	(84,904)	(2,452)	(3,523,206)	(12,166,400)
Gaming ETF	—	(540,300)	(99,449)	(1,403)	16,108,807	15,467,655

The tax character of dividends paid to shareholders during the year ended December 31, 2009 are as follows:

	2009 Dividends		2008 Dividends

Fund	Ordinary Income	Return of Capital	Ordinary Income

Africa Index ETF	$297,700	$—	$38,000
Brazil Small-Cap ETF	6,426,750	—	—
Gulf States Index ETF	72,000	—	—
Indonesia Index ETF	585,000	—	—
Poland ETF	—	—	—
Russia ETF	3,586,600	—	11,494,800
Vietnam ETF	111,600	—	—
Environmental Services ETF	206,800	—	255,500
Gaming ETF	2,287,773	123,327	34,500

Net capital losses, currency losses and Passive Foreign Investment Company losses incurred after October 31, 2009 and within the taxable year, are deemed to arise on the first day of the Fund’s next taxable year. For the period ended December 31, 2009, the Funds’ intend to defer to January 1, 2010 for federal tax purposes post-October losses as follows:

Fund	Currency Losses	Capital Losses	PFIC Losses

Africa Index ETF	$3,891	$12,847	$800
Brazil Small-Cap ETF	—	—	—
Gulf States Index ETF	2,505	316,509	1,141
Indonesia Index ETF	—	—	—
Poland ETF	—	49,593	—
Russia ETF	—	28,486,554	—
Vietnam ETF	87,613	978,534	139
Environmental Services ETF	—	84,904	—
Gaming ETF	17,706	81,743	—

At December 31, 2009, the Funds had capital loss carryforwards available to offset future capital gains, as follows:

Fund	Amount Expiring in the Year Ended December 31, 2017	Amount Expiring in the Year Ended December 31, 2016	Amount Expiring in the Year Ended December 31, 2015

Africa Index ETF	$951,177	$163,267	$—
Brazil Small-Cap ETF	—	—	—
Gulf States Index ETF	1,233,252	6,741	—
Indonesia Index ETF	—	—	—
Poland ETF	—	—	—
Russia ETF	349,754,000	19,808,213	1,049,748
Vietnam ETF	—	—	—
Environmental Services ETF	6,445,705	2,110,133	—
Gaming ETF	474,457	65,843	—

NOTES TO FINANCIAL STATEMENTS
(continued)

During the period ended December 31, 2009, as a result of permanent book to tax differences, primarily due to investments in Passive Foreign Investment Companies, foreign currency gains and losses, net operating losses, and tax treatment of in-kind redemptions, the Funds’ incurred differences that affected undistributed net investment income (loss), accumulated net realized gain (loss) on investments and aggregate paid in capital by the amounts in the table below. Net assets were not affected by these reclassifications.

Fund	Decrease (Increase) in Accumulated Net Investment Loss	Decrease (Increase) in Accumulated Net Realized Loss	Increase (Decrease) in Aggregate Paid in Capital

Africa Index ETF	$(111,490)	$111,490	$—
Brazil Small-Cap ETF	(316,458)	316,458	—
Gulf States Index ETF	(25,170)	25,170	—
Indonesia Index ETF	(73,211)	(6,890,049)	6,963,260
Poland ETF	2,175	(98)	(2,077)
Russia ETF	—	(39,046,997)	39,046,997
Vietnam ETF	(102,644)	85,457	17,187
Environmental Services ETF	330	(117,530)	117,200
Gaming ETF	(142,264)	(2,696,025)	2,838,289

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (tax years ended December 31, 2006-2009), or expected to be taken in the Funds’ current tax year. Therefore, no provision for income tax is required in the Funds’ financial statements.

Note 6–Capital Share Transactions–As of December 31, 2009, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value per share. Shares are issued and redeemed by the Funds only in Creation Units, consisting of 50,000 shares, or multiples thereof.

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of equity securities constituting the Funds’ underlying index plus a small amount of cash. For the year ended December 31, the Trust had in-kind contributions and in-kind redemptions as follows:

Fund	In-Kind Contributions	In-Kind Redemptions

Africa Index ETF	$13,360,357	$—
Brazil Small-Cap ETF	29,344,966	—
Gulf States Index ETF	—	—
Indonesia Index ETF	194,583,023	19,960,586

Fund	In-Kind Contributions	In-Kind Redemptions

Russia ETF	$503,151,322	$165,128,964
Vietnam ETF	16,146,556	241,298
Poland ETF	7,285,512	—
Environmental Services ETF	3,946,487	8,051,627
Gaming ETF	72,288,572	6,360,549

Note 7–Concentration of Risk–The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies. The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, less reliable information about issuers, different securities transaction clearance and settlement practices, and future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of comparable U.S. issuers.

Note 8–Trustee Deferred Compensation Plan–The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

The expense for the deferred compensation plan is included in “Trustees fees and expenses” in the Statements of Operations. The liability for the deferred compensation plan is shown as “Deferred Trustee fees” in the Statement of Assets and Liabilities.

Note 9–Securities Lending–To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with The Bank of New York, the securities lending agent and also the Fund’s custodian. The Funds may lend up to 50% of its investments requiring that the loan be continuously collateralized by cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities at all times to at least 102% (105% for foreign securities) of the market value plus accrued interest on the securities loaned. During the term of the loan, the Funds will continue to receive any dividends or amounts equivalent thereto, on the

NOTES TO FINANCIAL STATEMENTS
(continued)

securities loaned while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Securities lending income is disclosed as such in the Statements of Operations. The collateral for securities loaned is recognized in the Schedule of Investments and the Statements of Assets and Liabilities. The cash collateral is maintained on the Fund’s behalf by the lending agent and is invested in the Dreyfus Government Cash Management Fund and the Bank of New York Institutional Cash Reserve (“BNY Fund”). Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the lender securities identical to the securities loaned. The Funds may pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the securities lending agent. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The loans outstanding and the collateral received at the end of the period were as follows:

Fund	Value of Securities Loaned	Value of Collateral

Environmental Services ETF	$856,065	$852,067
Gaming ETF	6,806,231	6,872,139
Russia ETF	22,902,599	22,693,300

At December 31, 2009, BNY Fund’s NAV was below $1.00 per share, which affected the NAV of the Funds with securities loans outstanding. In 2008, two holdings of the BNY Funds, which were issued by Lehman Brothers, Inc. (“Lehman”), filed for protection under Chapter 11 of the United States Bankruptcy Code. These Lehman holdings are currently held by the BNY Fund in a separate Series B class. The Funds have been valuing their allocated share of the Lehman securities at actual market value, resulting in an unrealized loss until they are adjudicated in U.S. Bankruptcy Court. The market value of the Funds’ investment in the BNY Fund, Series B, as of December 31, 2009 is reflected in the Funds’ Schedules of Investments. If it were necessary to liquidate assets in the BNY Fund to meet returns on outstanding securities loans at a time when the BNY Fund’s price per share was less than $1.00, the Funds may not receive an amount from the BNY Fund that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Funds would be required to make up for this shortfall. The BNY Fund is not a money market fund that operates in accordance with Rule 2a-7 under the 1940 Act and there is no assurance that it will maintain a $1.00 share price. The Funds affected are as follows:

Fund	Cost of Lehman Securities	Value of Lehman Securities

Environmental Services ETF	$87,523	$17,067
Gaming ETF	715	139
Russia ETF	755,388	147,300

Note 10–BNY Mellon Capital Support Agreement–On December 15, 2009, the Funds entered into a Capital Support Agreement (the “Agreement”) with BNY Mellon to provide capital support to those Funds that have investments in Series B shares of the BNY Fund representing the segregated investments in two securities issued by Lehman Brothers Inc. (“Lehman”). BNY Mellon has agreed to provide capital support to mitigate the Funds’ loss in BNY Fund resulting from the Lehman bankruptcy on September 16, 2008. Under the terms of the Agreement, BNY Mellon will provide a guaranteed recovery on Series B shares of BNY Fund representing 80% of the par value of the Lehman securities, provided that certain conditions are met by the Funds affected including continued participation by the Funds in the BNY Mellon securities lending program, retention of disposition discretion of the Lehman securities with BNY Mellon and a three year vesting period which commenced on September 15, 2008. Should BNY Mellon not sell the Lehman securities prior to the end of the three year vesting period, the affected Funds will have the option to sell the Lehman securities to BNY Mellon at the guaranteed recovery rate.

Note 11–Bank Line of Credit–The Funds may participate in a $20 million committed credit facility (“Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds at rates based on prevailing market rates in effect at the time of borrowings. During the year ended December 31, 2009, there were no borrowings by the Funds under this Facility.

Note 12–Custodian Fees–The Funds have entered into an expense offset agreement with the custodian wherein they receive a credit toward the reduction of custodian fees whenever there are uninvested cash balances. The Funds could have invested their cash balances elsewhere if they had not agreed to a reduction in fees under the expense offset agreement with the custodian. For the period ended December 31, 2009, there were no offsets of custodial fees.

Note 13–Subsequent Event Review–The Funds have evaluated subsequent events and transactions for potential recognition or disclosure through February 26, 2010, and there were no material events requiring recording or disclosure.

Tax Information (unaudited)

The Funds listed below intend to pass through foreign tax credits in the maximum amounts as shown. The gross foreign source income earned during the fiscal year 2009 by the Funds was as shown below.

Fund	Foreign Tax Credits	Gross Foreign Source Income

Africa Index ETF	$18,775	$347,292
Gulf States Index ETF	9,793	166,576
Indonesia Index ETF	238,109	1,586,178
Russia ETF	1,981,157	10,780,279
Gaming ETF	141,427	2,425,475

Corporate Dividends Received Deduction
The Funds listed below had the following percentage of ordinary income dividends paid qualify for the Corporate Dividends Received Deduction in 2009.

Fund

Environmental Services ETF	91.04%
Gaming ETF	22.42%

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Market Vectors ETF Trust

We have audited the accompanying statements of assets and liabilities of the Africa Index ETF, Brazil Small-Cap ETF, Indonesia Index ETF, Poland ETF, Vietnam ETF, Environmental Services ETF, Gaming ETF, Gulf States Index ETF and Russia ETF (collectively the “Funds” comprising part of the Market Vectors ETF Trust), including the schedules of investments, as of December 31, 2009, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned Funds at December 31, 2009, and the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

New York, New York
February 26, 2010

BOARD OF TRUSTEES AND OFFICERS
(unaudited)

Trustee’s Name, Address[1] and Age	Position(s) Held with Trust	Term of Office[2] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex[3] Overseen	Other Director- ships Held by Trustee

Independent Trustees:

David H. Chow 52‡¶	Chairman Trustee	Since 2008 Since 2006	Director and CEO, DanCourt Management LLC (strategy consulting firm), March 1999 to present.	33	Director, Forward Management, LLC; Director, ReFlow Management Co., LLC.

R. Alastair Short, 56‡¶	Trustee	Since 2006	President, Apex Capital Corporation (personal investment vehicle), January 1988 to present; Vice Chairman, W.P. Stewart & Co., Ltd. (asset management firm), September 2007 to September 2008.	42	Director, Kenyon Review; Director, The Medici Archive Project.

Richard D. Stamberger 50‡¶	Trustee	Since 2006	Director, President and CEO, SmartBrief, Inc. (media company).	42	None.

Interested Trustee:

Jan F. van Eck,[4,5] 46	Trustee, President and Chief Executive Officer	Trustee (Since 2006); President and Chief Executive Officer (Since 2009)	Director and Executive Director, Executive Vice President and Principal of the Adviser, Van Eck Associates Corporation; Director and Executive Vice President, Van Eck Securities Corporation (“VESC”); Director and President, Van Eck Absolute Return Advisers Corp. (“VEARA”).	33	Former Director, Greylock Capital Associates LLC.

Officer’s Name, Address[1] and Age	Position(s) Held with Trust	Term of Office[2] and Length of Time Served	Principal Occupation(s) During The Past Five Years

Officers:

Russell G. Brennan 45	Assistant Vice President and Assistant Treasurer	Since 2008

Assistant Vice President and Assistant Treasurer of the Adviser (Since 2008); Manager (Portfolio Administration) of the Adviser (September 2005-October 2008); Vice President, Robeco Investment Management (July1990- September 2005).

Charles T. Cameron 49	Vice President	Since 2006	Director of Trading and Portfolio Manager for the Adviser; Officer of three other investment companies advised by the Adviser.

John J. Crimmins 52	Vice President and Treasurer	Since 2009

Vice President of Portfolio Administration of the Adviser (Since 2009); Chief Financial, Operating and Compliance Officer, Kern Capital Management LLC (September 1997-February 2009). Officer of three other investment companies advised by the Adviser.

Susan C. Lashley 54	Vice President	Since 2006	Vice President of the Adviser and VESC; Officer of three other investment companies advised by the Adviser.

Thomas K. Lynch 53	Chief Compliance Officer	Since 2007

Chief Compliance Officer of the Adviser and VEARA (Since December 2006) and of VESC (Since August 2008); Vice President of the Adviser and VEARA; Treasurer (April 2005–December 2006); Second Vice President of Investment Reporting, TIAA-CREF (January 1996-April 2005). Officer of other investment companies advised by the Adviser

Laura I. Martínez 29	Assistant Vice President and Assistant Secretary	Since 2008	Assistant Vice President and Associate General Counsel of the Adviser (Since 2008); Associate, Davis Polk & Wardwell (October 2005-June 2008); Stanford Law School (September 2002-June 2005).

Joseph J. McBrien 61	Senior Vice President, Secretary and Chief Legal Officer	Since 2006

Senior Vice President, General Counsel and Secretary of the Adviser, VESC and VEARA (Since December 2005); Managing Director, Chatsworth Securities LLC (March 2001-November 2005); Officer of three other investment companies advised by the Adviser.

BOARD OF TRUSTEES AND OFFICERS
(continued)

Officer’s Name, Address[1] and Age	Position(s) Held with Trust	Term of Office[2] and Length of Time Served	Principal Occupation(s) During The Past Five Years

Jonathan R. Simon 35	Vice President and Assistant Secretary	Since 2006

Vice President and Associate General Counsel of the Adviser (Since 2006); Vice President and Assistant Secretary of VEARA and VESC (Since 2006); Associate, Schulte Roth & Zabel (July 2004-July 2006); Associate, Carter Ledyard & Milburn LLP (September 2001-July 2004); Officer of three other investment companies advised by the Adviser.

Bruce J. Smith 54	Senior Vice President and Chief Financial Officer	Since 2006

Senior Vice President and Chief Financial Officer of the Adviser; Senior Vice President, Chief Financial Officer, Treasurer and Controller of VESC and VEARA; Officer of three other investment companies advised by the Adviser.

Derek S. van Eck[5] 45	Executive Vice President	Since 2006

Director, Executive Vice President, Chief Investment Officer and Principal of the Adviser; Director and Executive Vice President VESC and VEARA; Former Director of Greylock Capital Associates LLC; President and Chief Executive Officer of the Van Eck Funds and Van Eck Worldwide Insurance Trust; Officer of other investment companies advised by the Adviser.

[1]	The address for each Trustee and Officer is 335 Madison Avenue, 19th Floor, New York, New York 10017.
[2]	Each Trustee serves until resignation, death, retirement or removal. Officers are elected yearly by the Trustees.
[3]	The Fund Complex consists of the Van Eck Funds, Van Eck Worldwide Insurance Trust and the Market Vectors ETF Trust.
[4]	“Interested person” of the Trust within the meaning of the 1940 Act. Mr. van Eck is an officer of the Adviser.
[5]	Messrs. Jan F. van Eck and Derek S. van Eck are brothers.
‡	Member of the Audit Committee.
¶	Member of the Nominating and Corporate Governance Committee.

APPROVAL OF MANAGEMENT AGREEMENT
(unaudited)

At a meeting held on September 25, 2009 (the “September Meeting”), the Board, including all of the Independent Trustees, approved an investment management agreement between the Trust and the Adviser (the “Poland Investment Management Agreement”) with respect to Market Vectors Poland ETF through June 30, 2010. In addition, at a meeting held on December 15, 2009 (the “December Meeting”), the Board, including all of the Independent Trustees, approved an investment management agreement between the Trust and the Adviser (the “India Investment Management Agreement”) with respect to Market Vectors India Small-Cap Index ETF (and, together with the Market Vectors Poland ETF, the “ETFs”) through June 30, 2010. The Poland Investment Management Agreement and India Investment Management Agreement are hereinafter referred to as the “Investment Management Agreements.”

The Board’s approval of the Investment Management Agreements was based on a comprehensive consideration of all information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly into the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In advance of each of the September Meeting and the December Meeting, the Trustees received materials from the Adviser, including expense information for other funds. The Trustees also received a draft prospectus and statement of additional information for each of the ETFs, which described various aspects of the investment program, fee arrangements and services to be provided to the ETFs. The Independent Trustees’ consideration of the Investment Management Agreements was based on information obtained through discussions at the September Meeting and the December Meeting (as applicable), at prior meetings among themselves and/or with management, and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio managers and others involved or proposed to be involved in the management and administration of the relevant ETF. The Trustees also considered the terms of, and scope of services that the Adviser would provide under, the Investment Management Agreements, including the Adviser’s commitment to waive fees and/or pay expenses of each of the ETFs to the extent necessary to prevent the operating expenses of each ETF from exceeding agreed upon limits at least until May 1, 2011. The Trustees also considered information relating to the financial condition of the Adviser, pending regulatory inquiries with respect to the Adviser and certain affiliates, the current status, as they understood it, of the Adviser’s compliance environment and the Adviser’s analysis of the proposed service providers.

APPROVAL OF MANAGEMENT AGREEMENT
(continued)

In addition, the Trustees were given data on the exchange-traded fund market and expense ratios of certain other exchange-traded funds. The Trustees concluded, in light of this information, that the fees paid by the ETFs were reasonable in light of the services to be performed. The Trustees were also aware of the other benefits to be received by the Adviser from serving as adviser of each of the ETFs and from providing administrative services to each of the ETFs, and from an affiliate of the Adviser serving as distributor for each of the ETFs. The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability of each of the ETFs to the Adviser since the ETFs had not yet commenced operations. However, the Adviser agreed to provide the Trustees with profitability information in connection with future proposed continuances of each Investment Management Agreement, which will permit the Trustees to consider in the future the extent to which economies of scale may exist and whether the fees paid to the Adviser reflect these economies of scale for the benefit of shareholders. In addition, since the relevant ETFs had not yet commenced operations, the Trustees were not in a position to consider the historical performance or the quality of services previously provided to each of these ETFs pursuant to such ETF’s Investment Management Agreement, although they concluded that the nature and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees met in executive session at each of the September Meeting and the December Meeting with their independent counsel as part of their consideration of the relevant Investment Management Agreement.

In voting to approve each Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreement are reasonable and fair in light of the services to be performed, the fees paid by certain other funds, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that each Investment Management Agreement is in the interest of the relevant ETF and such ETF’s shareholders.

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a Market Vectors ETF Trust (the “Trust”) Prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the investment company. Please read the prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 1.888.MKT.VCTR, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 1.888.MKT.VCTR or by visiting vaneck.com.

Investment Adviser: Van Eck Associates Corporation

Distributor: Van Eck Securities Corporation
                  335 Madison Avenue, New York, NY 10017 vaneck.com

Account Assistance: 1.888.MKT.VCTR

Item 2. CODE OF ETHICS.

(a)  The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to the principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)  Not applicable.

(c)  The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d)  The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e)  Not applicable.

(f)  The Registrant's Code of Ethics is attached as an Exhibit hereto.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     The Registrant's Board of Trustees has determined that David Chow, R.
     Alastair Short and Richard Stamberger, members of the Audit and Governance
     Committees, are "audit committee financial experts" and "independent" as such terms are defined in the instructions to Form N-CSR Item 3(a)(2).

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)  Audit Fees

Ernst & Young, as principal accountant for the Market Vectors ETF Trust, billed audit fees of $525,200 for 2009 and $548,300 for 2008.

(b)  Audit-Related Fees

Ernst & Young billed audit-related fees of $8,792 for 2009 and $0 for 2008.

(c)  Tax Fees

Ernst & Young billed tax fees of $110,185 for 2009 and $104,200 for 2008.

(d)  All Other Fees

None.

(e)  The Audit Committee will pre-approve all audit and non-audit services, to be provided to the Fund, by the independent accountants as required by
     Section 10A of the Securities Exchange Act of 1934. The Audit Committee
     has authorized the Chairman of the Audit Committee to approve, between meeting dates, appropriate non-audit services.

     The Audit Committee after considering all factors, including a review of independence issues, will recommend to the Board of Trustees the independent auditors to be selected to audit the financial statements of the Funds.

(f)  Not applicable.

(g)  Ernst & Young does not provide services to the Registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser.

(h)  Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

Item 6. SCHEDULE OF INVESTMENTS.

     Information included in Item 1.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 8. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     None.

Item 11. CONTROLS AND PROCEDURES.

(a)  The Chief Executive Officer and the Chief Financial Officer have concluded that the Market Vectors ETF Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Market
     Vectors ETF Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no significant changes in the registrant's internal controls over financial reporting or in other factors that could significantly affect these controls over financial reporting subsequent to the date of our evaluation.

Item 12. EXHIBITS.

(a)(1) The code of ethics is attached as EX-99.CODE ETH

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

(b)  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MARKET VECTORS ETF TRUST

By (Signature and Title) /s/ Bruce J. Smith, SVP and CFO
                         -------------------------------
Date March 10, 2010
     --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jan F. van Eck, CEO
                        --------------------------
Date March 10, 2010
     --------------

By (Signature and Title)  /s/ Bruce J. Smith, CFO
                        ---------------------------

Date March 10, 2010
     --------------